UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03692

Morgan Stanley Variable Investment Series
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	December 31, 2006

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Variable Investment Series - Money Market

Portfolio of Investments - September 30, 2006 (unaudited)

PRINCIPAL		ANNUALIZED YIELD
AMOUNT IN		ON DATE OF	MATURITY
THOUSANDS	DESCRIPTION	PURCHASE	DATE	VALUE

	Commercial Paper (76.1%)
	Asset-Backed - Auto (5.8%)
$5,000	DaimlerChrysler Revolving Auto Conduit LLC -A1 (Series I)	5.31%	10/25/06	$4,981,701
6,450	DaimlerChrysler Revolving Auto Conduit LLC-A1 (Series II)	5.28-5.29	10/10/06-10/17/06	6,439,805
3,100	New Center Asset Trust A-1	5.28-5.29	10/03/06-10/06/06	3,097,980
				14,519,486
	Asset-Backed - Consumer (3.6%)
9,000	Gemini Securitization Corp., LLC*	5.39	10/02/06	8,997,305

	Asset-Backed - Corporate (1.6%)
4,000	Kaiserplatz Funding (Delaware) LLC*	5.35	01/08/07	3,941,445

	Asset-Backed - Mortgage (4.2%)
10,598	Sydney Capital Corp.*	5.30-5.32	10/18/06-10/30/06	10,556,788

	Banking (1.4%)
2,500	Citigroup Funding Inc.	5.32	10/19/06	2,493,047
1,175	HSBC USA Inc.	5.38	03/01/07	1,148,954
				3,642,001
	Domestic Banks (1.3%)
3,247	Bank of America Corp.	5.33-5.44	10/10/06-01/12/07	3,219,194

	Finance - Conglomerates (0.5%)
1,355	General Electric Capital Corp.	5.33-5.34	10/02/06-10/26/06	1,352,494

	Insurance (0.6%)
594	ING America Insurance Holdings Inc.	5.38	10/18/06	592,420
890	Metlife Funding Inc.	5.36	10/18/06	887,642
				1,480,062
	International Banks (56.6%)
2,000	Abbey National North America LLC	5.32	11/06/06	1,989,167
6,400	ABN AMRO N.A. Finance, Inc.	5.28-5.29	10/16/06-11/06/06	6,376,170
6,900	ANZ (Del) Inc.	5.30	10/26/06	6,873,788
2,450	Bank of Ireland*	5.32	02/23/07	2,398,332
7,870	Bank of Nova Scotia	5.28	10/13/06	7,855,051
6,000	Barclays US Funding Corp	5.43	10/20/06	5,982,133
11,167	BNP Paribas Finance, Inc.	5.35-5.38	11/16/06-01/16/07	11,000,855
2,500	Calyon North America, Inc.	5.46	10/13/06	2,495,143
2,831	CBA (Delaware) Finance Inc.	5.26-5.33	10/05/06-12/08/06	2,823,313
8,170	Dexia Delaware LLC	5.30-5.31	10/10/06-11/10/06	8,145,743
10,000	DnB NOR Bank A.S.A.	5.26	10/02/06	9,997,083
7,075	Fortis Banque Luxembourg	5.40-5.41	02/16/07	6,931,134
12,335	HBOS Treasury Services plc	5.30-5.34	10/26/06-12/15/06	12,215,573
9,497	ING (U.S.) Funding LLC	5.27-5.36	10/19/06-12/13/06	9,445,751
623	Lloyds TSB Bank plc	5.28	10/16/06	621,544
12,645	Natexis Banques Populaires U.S. Finance Co. LLC	5.28-5.44	10/06/06-12/28/06	12,575,775
2,000	Sanpaolo IMI U.S. Financial Co.	5.32-5.33	11/22/06-12/14/06	1,979,683
11,415	Societe Generale N.A., Inc.	4.97-5.46	10/06/06-02/01/07	11,262,760
800	Svenska Handelsbanken Inc.	5.31	10/17/06	798,009
3,000	Swedbank	5.27	10/03/06	2,998,685
9,100	Swedbank Mortgage AB	5.30-5.40	10/17/06-11/03/06	9,063,763
8,600	UBS Finance (Delaware) LLC	5.28-5.36	10/10/06-01/11/07	8,570,876
				142,400,331

	Investment Banks/Brokers (0.5%)
1,300	Merrill Lynch & Company Inc.	5.33		11/10/06	1,292,183

	Total Commercial Paper (Cost $191,401,289)				191,401,289

	Floating Rate Notes (5.3%)
9,700	State Street Bank & Trust Co.	5.36-5.39	+	12/01/06-12/15/06++	9,700,382
3,500	Wells Fargo Bank, N.A.	5.30	+	10/02/06++	3,500,000
	Total Floating Rate Notes (Cost $13,200,382)				13,200,382

	Bankers’ Acceptances (3.2%)
7,986	JP Morgan Chase & Co. (Cost $7,958,406)	5.37-5.49		10/02/06-12/26/06	7,958,406

	Certificates of Deposit (11.8%)
	Domestic Banks (5.7%)
8,850	First Tennessee Bank, N.A.	5.31-5.34		10/23/06-11/30/06	8,850,000
5,500	Wells Fargo Bank, NA	5.38		02/28/07	5,489,409
					14,339,409
	International Banks (6.1%)
910	Australia and N.Zealand Bkg Group, Ltd	5.38		01/29/07	907,813
12,500	Norinchukin Bank	5.31-5.34		10/11/06	12,499,999
2,000	Toronto Dominion Bank	5.31		11/17/06	1,999,877
					15,407,689
	Total Certificates of Deposit (Cost $29,747,098)				29,747,098

	Short Term Bank Note (1.8%)
	Domestic Banks
4,625	Bank of America, NA (Cost $4,625,000)	5.30		11/20/06	4,625,000

	Repurchase Agreement (1.7%)
4200	Barclays Capital Inc. (dated 09/29/06; proceeds $4,201,880) (a) (Cost $4,200,000)	5.37		10/02/06	4,200,000

	Total Investments (Cost $251,132,175) (b)	99.9%			251,132,175

	Other Assets in Excess of Liabilities	0.1			253,669

	Net Assets	100.0%			$251,385,844

*	Resale is restricted to qualified institutional investors.
(a)	Collateralized by Federal National Mortgage Assoc. 5.37% due 10/03/06 valued at $4,284,428.
(b)	Cost is the same for federal income tax purposes.
†	Rate shown is the rate in effect at September 30, 2006.
††	Date of next interest rate reset.

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments - September 30, 2006 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Corporate Bonds (33.3%)
	Aerospace & Defense (0.4%)
$230	McDonnell Douglas Corp.	6.875%		11/01/06	$230,190
195	Northrop Grumman Corp.	4.079		11/16/06	194,683
30	Raytheon Co.	6.15		11/01/08	30,532
111	Raytheon Co.	6.75		08/15/07	112,225
					567,630
	Air Freight/Couriers (0.3%)
130	FedEx Corp.	2.65		04/01/07	128,260
260	FedEx Corp.	5.50		08/15/09	261,842
					390,102
	Airlines (0.2%)
258	Southwest Airlines Co. (Series 01-1)	5.496		11/01/06	258,287

	Auto Parts: O.E.M. (0.2%)
290	Johnson Controls, Inc.	5.00		11/15/06	289,714

	Beverages: Alcoholic (0.3%)
415	Miller Brewing Co. - 144A*	4.25		08/15/08	407,020

	Building Products (0.1%)
145	Masco Corp.	4.625		08/15/07	143,611

	Cable/Satellite TV (0.5%)
490	Comcast Cable Communications, Inc.	6.875		06/15/09	509,832
242	Cox Communications Inc.	5.94	†	12/14/07	243,247
					753,079
	Casino/Gaming (0.3%)
415	Harrahs Operating Co., Inc.	7.125		06/01/07	418,124

	Chemicals: Major Diversified (0.1%)
135	ICI Wilmington Inc.	4.375		12/01/08	132,009

	Computer Processing Hardware (0.2%)
310	Hewlett-Packard Co.	5.524		05/22/09	310,564

	Containers/Packaging (0.1%)
90	Sealed Air Corp. - 144A*	6.95		05/15/09	93,191

	Department Stores (0.5%)
230	Federated Department Stores, Inc.	6.625		09/01/08	234,666
525	May Department Stores Co., Inc.	3.95		07/15/07	518,065
					752,731
	Drugstore Chains (0.1%)
175	CVS Corp.	3.875		11/01/07	172,109

	Electric Utilities (5.1%)
330	Ameren Corp.	4.263		05/15/07	327,755
520	Appalachian Power Co. (Series G)	3.60		05/15/08	506,132
470	Baltimore Gas & Electric Co.	6.625		03/15/08	478,260
710	Carolina Power & Light Company, Inc.	6.80		08/15/07	718,254
410	CC Funding Trust I	6.90		02/16/07	411,992
248	Columbus Southern Power Co.	4.40		12/01/10	239,357
345	Commonwealth Edison Co.	3.70		02/01/08	337,217
1,050	Consolidated Natural Gas Co. (Series B)	5.375		11/01/06	1,049,849
245	Consumers Energy Co.	4.80		02/17/09	242,066
330	Dominion Resources, Inc. (Series A)	5.687	†	05/15/08	331,477
240	Duke Energy Corp.	3.75		03/05/08	235,148
170	Entergy Gulf States, Inc.	3.60		06/01/08	164,868
220	Entergy Gulf States, Inc.	5.80	†	12/01/09	219,571
45	Entergy Gulf States, Inc. - 144A*	6.14		12/08/08	45,107
495	FPL Group Capital, Inc.	5.551		02/16/08	495,975
570	Pacific Gas & Electric Co.	3.60		03/01/09	549,933
230	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	227,217
390	Peco Energy Co.	3.50		05/01/08	379,662
330	Southwestern Public Service Co. (Series A)	6.20		03/01/09	336,300

400	Texas-New Mexico Power Co.	6.25		01/15/09	406,912
200	Wisconsin Electric Power Co.	3.50		12/01/07	196,119
					7,899,171
	Electrical Products (0.3%)
420	Cooper Industries, Inc.	5.25		07/01/07	418,204

	Environmental Services (0.1%)
60	USA Waste Services, Inc.	7.125		10/01/07	60,795
130	WMX Technologies, Inc.	7.00		10/15/06	130,055
					190,850
	Finance/Rental/Leasing (2.3%)
560	American Honda Finance Corp. - 144A*	3.85		11/06/08	544,792
370	CIT Group Inc. (Series MTN)	4.75		08/15/08	367,057
540	Countrywide Home Loans, Inc. (Series MTN)	3.25		05/21/08	523,455
250	MBNA Corp. (Series MTNF)	5.91	†	05/05/08	251,854
815	Nationwide Buildings Society - 144A* (United Kingdom)	2.625		01/30/07	807,936
490	Residential Capital Corp.	6.125		11/21/08	492,160
525	SLM Corp.	4.00		01/15/10	506,209
					3,493,463
	Financial Conglomerates (2.0%)
95	Bank One Corp. (Series MTNA)	6.00		02/17/09	96,672
150	Chase Manhattan Corp.	6.00		02/15/09	152,430
55	Chase Manhattan Corp.	7.00		11/15/09	57,724
315	Citicorp (Series MTNF)	6.375		11/15/08	322,813
170	Citigroup Inc.	3.625		02/09/09	164,615
120	General Electric Capital Corp.	4.25		12/01/10	116,361
965	General Electric Capital Corp.	5.375		03/15/07	965,508
410	ING Security Life Institutional - 144A*	2.70		02/15/07	405,345
515	Pricoa Global Funding I - 144A*	3.90		12/15/08	500,483
340	Prudential Funding LLC (Series MTN) - 144A*	6.60		05/15/08	347,186
					3,129,137
	Food Retail (0.4%)
305	Fred Meyer, Inc.	7.45		03/01/08	313,206
230	Safeway, Inc.	7.50		09/15/09	242,826
					556,032
	Food: Major Diversified (0.8%)
440	General Mills, Inc.	3.875		11/30/07	432,768
200	Kraft Foods, Inc.	4.00		10/01/08	195,351
675	Kraft Foods, Inc.	5.25		06/01/07	673,981
					1,302,100
	Forest Products (0.0%)
30	Weyerhaeuser Co.	6.125		03/15/07	30,037

	Gas Distributors (0.6%)
175	Keyspan Corp.	4.90		05/16/08	174,069
180	NiSource Finance Corp.	5.968	†	11/23/09	180,117
650	Sempra Energy	4.75		05/15/09	641,935
					996,121
	Home Furnishings (0.2%)
305	Mohawk Industries, Inc. (Class C)	6.50		04/15/07	306,487

	Hotels/Resorts/Cruiselines (0.3%)
285	Hyatt Equities LLC - 144A*	6.875		06/15/07	286,934
130	Starwood Hotels & Resorts Worldwide, Inc.	7.375	†	05/01/07	131,463
					418,397
	Household/Personal Care (0.3%)
425	Clorox Co. (The)	5.515	†	12/14/07	425,859

	Industrial Conglomerates (0.3%)
415	Textron Financial Corp.	4.125		03/03/08	408,120

	Insurance Brokers/Services (0.5%)
800	Marsh & McLennan Companies Inc.	5.375		03/15/07	799,597

	Integrated Oil (0.5%)
725	Conoco Funding Co. (Canada)	5.45		10/15/06	725,009

	Investment Banks/Brokers (1.0%)
775	Goldman Sachs Group Inc. (The)	4.125		01/15/08	765,366
35	Lehman Brothers Holdings, Inc.	5.62	†	04/20/07	35,046
775	Lehman Brothers Holdings, Inc.	8.25		06/15/07	790,723
					1,591,135

	Life/Health Insurance (2.1%)
1,205	Genworth Financial, Inc.	5.54	†	06/15/07	1,207,103
545	John Hancock Financial Services, Inc.	5.625		12/01/08	550,373
695	Met Life Global Funding I - 144A*	3.375		10/05/07	676,144
175	MetLife, Inc.	5.25		12/01/06	174,927
300	Monumental Global Funding II - 144A*	3.85		03/03/08	293,865
350	Monumental Global Funding II - 144A*	4.375		07/30/09	342,862
					3,245,274
	Major Banks (3.5%)
720	ABN Amro Bank NV (Netherlands)	5.464	†	05/11/07	720,476
445	Bank of America Corp.	3.375		02/17/09	428,397
300	Bank of America Corp.	4.75		10/15/06	299,939
215	Bank of New York Co., Inc. (The)	5.20		07/01/07	214,975
800	HBOS Treasury Services PLC - 144A* (United Kingdom)	5.625		07/20/09	809,352
285	Huntington National Bank	2.75		10/16/06	284,748
310	Popular North America, Inc. (Series MTN)	5.65		04/15/09	311,236
615	Suntrust Bank	4.55		05/25/09	605,850
235	Wachovia Corp.	3.625		02/17/09	227,104
720	Wachovia Corp.	4.95		11/01/06	719,649
390	Well Fargo & Co.	3.12		08/15/08	375,869
450	World Savings Bank FSB (Series BKNT)	4.125		12/15/09	437,262
					5,434,857
	Major Telecommunications (1.0%)
300	Deutsche Telekom International Finance BV (Netherlands)	8.00	†	06/15/10	327,531
405	Telecom Italia Capital SPA (Luxembourg)	4.00		11/15/08	393,059
660	Verizon Global Funding Corp.	6.125		06/15/07	663,284
150	Verizon Global Funding Corp.	7.25		12/01/10	161,039
					1,544,913
	Managed Health Care (0.2%)
175	UnitedHealth Group Inc.	4.125		08/15/09	170,058
105	UnitedHealth Group Inc.	5.20		01/17/07	104,930
					274,988
	Media Conglomerates (0.6%)
400	Time Warner, Inc.	6.15		05/01/07	401,624
160	Viacom Inc. - 144A*	5.74	†	06/16/09	160,220
300	Viacom Inc. - 144A*	5.75		04/30/11	299,699
					861,543
	Medical Specialties (0.3%)
495	Baxter International, Inc.	5.196		02/16/08	493,393

	Motor Vehicles (0.3%)
335	DaimlerChrysler North American Holdings Co	5.82		03/13/09	335,386
155	DaimlerChrysler North American Holdings Co.	4.05		06/04/08	151,419
					486,805
	Multi-Line Insurance (1.2%)
690	American General Finance Corp. (Series MTNH)	4.625		09/01/10	673,969
120	AXA Financial, Inc.	6.50		04/01/08	122,016
500	Hartford Financial Services Group, Inc. (The)	5.55		08/16/08	502,730
190	International Lease Finance Corp.	3.75		08/01/07	187,396
415	International Lease Finance Corp.	4.625		06/02/08	410,727
					1,896,838
	Oil & Gas Pipelines (0.3%)
500	Enbridge Energy Parners, L.P.	4.00		01/15/09	484,366

	Other Metals/Minerals (0.3%)
365	Brascan Corp. (Canada)	8.125		12/15/08	384,476

	Property - Casualty Insurers (1.3%)
580	Allstate Finance Global Funding II - 144A*	2.625		10/22/06	579,195
595	Mantis Reef Ltd. - 144A* (Australia)	4.692		11/14/08	584,650
195	Platinum Underwriters Holdings, Ltd. (Series B) (Bermuda)	6.371		11/16/07	193,861
285	St. Paul Travelers Companies, Inc. (The)	5.01		08/16/07	283,326
375	XLLIAC Global Funding - 144A*	4.80		08/10/10	367,902
					2,008,934
	Pulp & Paper (0.3%)
275	International Paper Co.	3.80		04/01/08	268,873
195	Sappi Papier Holding AG - 144A* (Austria)	6.75		06/15/12	187,351
					456,224
	Railroads (0.9%)
315	Burlington North Santa Fe Railway Co.	6.125		03/15/09	321,459
165	Norfolk Southern Corp.	7.35		05/15/07	166,833
160	Union Pacific Corp.	3.625		06/01/10	151,568

670	Union Pacific Corp. (Series MTNE)	6.79		11/09/07	678,533
					1,318,393
	Real Estate Development (0.5%)
181	World Financial Properties - 144A*	6.95		09/01/13	190,653
615	World Financial Properties - 144A*	6.91		09/01/13	645,608
					836,261
	Regional Banks (0.6%)
530	Banco Santander Central Hispano Issuances Ltd. (Cayman Islands)	7.625		11/03/09	565,942
400	US Bank NA	2.85		11/15/06	398,841
					964,783
	Savings Banks (0.9%)
155	Household Finance Corp.	4.125		12/15/08	151,708
670	Household Finance Corp.	6.40		06/17/08	682,944
100	Sovereign Bank (Series CD)	4.00		02/01/08	98,321
135	Washington Mutual Inc.	4.00		01/15/09	131,467
350	Washington Mutual Inc.	8.25		04/01/10	380,258
					1,444,698
	Trucks/Construction/Farm Machinery (0.7%)
405	Caterpillar Financial Services Corp. (Series MTNF)	3.625		11/15/07	397,615
435	John Deere Capital Corp.	3.375		10/01/07	426,386
270	John Deere Capital Corp.	4.50		08/22/07	268,065
					1,092,066
	Wireless Telecommunications (0.3%)
510	Vodafone Group PLC (United Kingdom)	5.457	†	12/28/07	510,273

	Total Corporate Bonds
	(Cost $52,685,057)				51,116,975

	Collateralized Mortgage Obligations (22.6%)
	U.S. Government Agencies (2.3%)
1,443	Federal Home Loan Mortgage Corp. 2644 AU (PAC)	3.50		05/15/22	1,418,687
767	Federal Home Loan Mortgage Corp. 2182 ZC	7.50		09/15/29	805,302
739	Federal National Mortgage Assoc. 2005-27 NA (PAC)	5.50		01/25/24	738,135
506	Federal National Mortgage Assoc. 2005-52 PA (PAC)	6.50		06/25/35	524,421

	Total U.S. Government Agencies (Cost $3,535,496)				3,486,545

	Private Issues (20.3%)
1,100	Bank of America Funding Corporation 2006-H 3A1	6.239		09/20/46	1,108,593
559	Bear Stearns Alt-A Trust 2003-3 3A	5.68	†	10/25/33	559,259
871	Bear Stearns Mortgage Funding Trust 2006-AR1 1A2	5.574	†	07/25/36	871,383
3,388	Countrywide Alternative Loan Trust 2005-81 X1 (IO)	1.566	†	02/25/37	181,569
4,820	Countrywide Alternative Loan Trust 2006-0A1 2X (IO)	1.568	†	03/20/46	242,541
141	Countrywide Alternative Loan Trust NIM 2006-OA6N N1 - 144A*	5.25		07/25/46	140,099
883	Countrywide Alternative Loan Trust 2006-OA12X	5.63	†	03/20/46	883,862
798	Countrywide Alternative Loan Trust 2006-OA16 A3	5.58	†	10/25/46	798,384
818	Countrywide Home Loans 2006-OA4 A2	5.60	†	04/25/46	820,350
5,795	Countrywide Home Loans 2004-25 1X (IO)	0.673	†	02/25/35	131,302
1,094	DSLA Mortgage Loan Trust 2006-AR2 2A1A	5.53	†	11/19/37	1,093,529
94	DSLA NIM Corp. 2006-1 N1 - 144A*	5.926		04/20/46	93,763
762	Greenpoint Mortgage Funding Trust 2006-AR2 4A1	6.563	†	03/25/36	780,593
2,704	Greenpoint Mortgage Funding Trust 2005-AR3 X1 (IO)	1.208	†	08/25/45	84,072
4,101	Greenpoint Mortgage Funding Trust 2005-AR4 X4 (IO)	1.005	†	10/25/45	132,001
137	GS Mortgage Securities Corp. 2006-NIM3C N1 - 144A*	6.414		06/25/46	137,088
1,150	Harborview Mortgage Loan Trust 2006-9 2AB2	5.603	†	11/19/36	1,150,000
710	Harborview Mortgage Loan Trust 2005-12 2A11	6.563	†	10/19/35	730,632
2,970	Harborview Mortgage Loan Trust 2005-16 X1 (IO)	2.084	†	01/19/36	89,112
2	Harborview Mortgage Loan Trust 2006-1 (PO)	0.00		03/19/37	1,432
4,551	Harborview Mortgage Loan Trust 2005-3 X2 (IO)	0.631	†	06/19/35	100,971
4,669	Harborview Mortgage Loan Trust 2006-1 X1 (IO)	1.636	†	03/19/37	221,777
1,586	Harborview Mortgage Loan Trust 2005-16 X3	1.77	†	01/19/36	1,621,822
8,525	Harborview Mortgage Loan Trust 2005-16 X1 (IO)	1.689	†	01/19/36	235,754
4,783	Harborview Mortgage Loan Trust 2005-2 X (IO)	1.355	†	05/19/35	116,576
6,958	Harborview Mortgage Loan Trust 2006-5 X2 (IO)	1.369	†	07/19/47	290,273
852	Harborview Mortgage Loan Trust 2006-1 2A1A	5.57	†	03/19/37	853,683
0	Harborview Mortgage Loan Trust 2006-5 PO2 (PO)	0.00		07/19/47	19
926	Harborview Mortgage Loan Trust 2006-7 2A1B	5.58	†	10/19/37	926,236
1,111	Harborview Mortgage Loan Trust 2006-8 2A1B	5.58	†	08/21/46	1,111,168
250	Harborview Mortgage Loan Trust 2005-9 B1	5.93	†	06/20/35	253,508
77	Harborview NIM Corp. 2006-BU1 N1 - 144A*	5.926		02/20/46	76,722
124	Harborview NIM Corp. 2006-7A N1 - 144A*	6.409		09/19/36	123,888
381	Indymac Index Mortgage Loan Trust 2004-AR3 B1	5.83	†	07/25/34	381,853
3,691	Indymac Index Mortgage Loan Trust 2005-AR12 AX2 (IO)	0.953	†	07/25/35	121,097
140	Indymac Index NIM Corp. 2006-AR6 N1- 144A*	6.654		06/25/46	139,770

148	Lehman XS Net Interest Margin Notes 2006-GP1 A1 - 144A*	6.25		05/28/46	148,381
1,100	Luminent Mortgage Trust 2006-6 A1	5.24	†	10/25/46	1,100,000
784	Luminent Mortgage Trust 2006-1 A1	5.57	†	04/25/36	785,691
838	Luminent Mortgage Trust 2006-2 A1B	5.61	†	02/25/46	839,044
962	Mortgageit Trust 2006-1 2A1B	5.61	†	04/25/36	966,050
125	Rali NIM Corp. 2006-Q04 N1 - 144A*	6.048		04/25/46	124,931
947	Residential Accredit Loans Inc. 2006-Q06 A2	5.56	†	06/25/46	946,636
392	Residential Accredit Loans Inc. 2006-Q01 1A1	5.59	†	02/25/46	392,906
419	Residential Accredit Loans Inc. 2006-Q01 2A1	5.60	†	02/25/46	418,924
1,227	Residential Accredit Loans Inc. 2006-Q02 A2	5.60	†	02/25/46	1,230,009
1,100	Structured Asset Mortgage Investments Inc.	5.50		09/25/36	1,100,000
942	Structured Asset Mortgage Investments Inc. 2006-AR2 A2	5.64	†	02/25/36	945,052
728	Structured Asset Mortgage Investments Inc. 2006-AR1 2A2	5.64	†	02/25/36	730,293
1,276	Structured Asset Mortgage Investments Inc. 2006-AR3 11A2	5.60	†	04/25/36	1,277,031
2,501	Washington Mutual Mortgage Pass-Through Certificates 2004-AR8 X (IO)	0.871	†	06/25/44	40,636
4,316	Washington Mutual Mortgage Pass-Through Certificates 2004-AR10 X (IO)	0.853	†	07/25/44	75,532
6,197	Washington Mutual Mortgage Pass-Through Certificates 2004-AR12 X (IO)	0.879	†	10/25/44	108,439
816	Washington Mutual Mortgage Pass-Through Certificates 2005-AR8 2AB3	5.69	†	07/25/45	819,646
829	Washington Mutual Mortgage Pass-Through Certificates 2005-AR13 A1B3	5.69	†	10/25/45	834,074
868	Washington Mutual Mortgage Pass-Through Certificates 2005-AR15 A1B3	5.67	†	11/25/45	874,095
802	Washington Mutual Mortgage Pass-Through Certificates 2006-AR6 2A	5.823	†	08/25/46	802,146

	Total Private Issues
	(Cost $31,556,651)				31,164,197

	Total Collateralized Mortgage Obligations
	(Cost $35,092,147)				34,650,742

	Asset-Backed Securities (19.4%)
	Finance/Rental/Leasing
250	Aegis Asset Backed Securities Trust 2004-2 B1	7.33	†	06/25/34	253,046
375	Ameriquest Morgage Securities Inc. 2004-R7 M5	6.48	†	08/25/34	378,339
1,700	BMW Vehicle Owner Trust 2005-A A3	4.04		02/25/09	1,689,865
1,375	Capital Auto Receivables Asset Trust 2006 - SN1A A3 - 144A*	5.31		10/20/09	1,378,706
1,500	Capital Auto Receivables Asset Trust 2006-1 A3	5.03		10/15/09	1,497,375
800	Capital One Multi-Asset Execution Trust 2005-A2 A2	4.05		02/15/11	788,417
900	Caterpillar Financial Asset Trust 2005-A A3	3.90		02/25/09	892,408
1,050	Caterpillar Financial Asset Trust 2006-A A3	5.57		05/25/10	1,059,298
1,300	Chase Manhattan Auto Owner Trust 2004-A A4	2.83		09/15/10	1,273,058
232	CIT Equipment Collateral 2004-EF1 A3	3.50		09/20/08	229,140
650	CNH Equipment Trust 2005-A A3	4.02		04/15/09	644,634
525	CNH Equipment Trust 2006-B A3	5.20		06/15/10	523,113
124	Fifth Third Auto Trust 2004-A A3	3.19		02/20/08	124,039
1,100	Ford Credit Auto Owner Trust 2006-B A3	5.26		10/15/10	1,103,780
1,050	GE Equipment Small Ticket LLC 2005-2A A3 - 144A*	4.88		10/22/09	1,046,380
1,025	GS Auto Loan Trust 2006-1 A3	5.37		12/15/10	1,030,207
176	Harley-Davidson Motorcycle Trust 2002-2 A2	3.09		06/15/10	174,762
815	Harley-Davidson Motorcycle Trust 2003-3 A2	2.76		05/15/11	802,583
850	Harley Davidson Motorcycle Trust 2005-3 A2	4.41		06/15/12	841,447
900	Harley-Davidson Motorcycle Trust 2004-2 A2	3.56		02/15/12	874,518
750	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07		02/15/12	736,973
625	Hertz Vehicle Financing LLC 2005-2A A2 - 144A*	4.93		02/25/10	622,143
150	Home Equity Asset Trust 2004-3 B1	7.43	†	08/25/34	152,575
1,150	Honda Auto Receivables Owner Trust 2005-5 A3	4.61		08/17/09	1,143,609
850	Honda Auto Receivables Owner Trust 2005-6 A3	4.85		10/19/09	847,367
1,025	Merrill Auto Trust Securitization 2005-1 A3	4.10		08/25/09	1,015,235
825	National City Auto Receivables Trust 2004-A A4	2.88		05/15/11	806,225
1,100	Nissan Auto Receivables Owner Trust 2004-A A4	2.76		07/15/09	1,077,134
1,675	Nissan Auto Receivables Owner Trust 2005-B A3	3.99		07/15/09	1,659,838
650	Nissan Auto Receivables Owner Trust 2006-C A3	5.44		04/15/10	655,399
450	Park Place Securities Inc. 2004-MCW1 M7	7.18	†	10/25/34	460,251
250	Structured Asset Investment Loan Trust 2003-BC4 M2	7.33	†	06/25/33	250,643
864	TXU Electric Delivery Transition Bond Company LLC 2004-1 A1	3.52		11/15/11	843,617
1,200	USAA Auto Owner Trust 2005-3 A3	4.55		02/16/10	1,191,975
575	Wachovia Auto Owner Trust 2005-A A3	4.06		09/21/09	570,071
1,104	Whole Auto Loan Trust 2003-1 A4	2.58		03/15/10	1,097,542

	Total Asset-Backed Securities
	(Cost $29,932,163)				29,735,712

	U.S. Government Agencies - Mortgage-Backed Securities (11.3%)
515	Federal Home Loan Mortgage Corp. PC Gold	7.50	02/01/27-08/01/32	533,489
349	Federal Home Loan Mortgage Corp. (ARM)	3.518	07/01/34	343,252
482	Federal Home Loan Mortgage Corp. (ARM)	4.161	08/01/34	479,612
970	Federal Home Loan Mortgage Corp. (ARM)	4.348	10/01/33	955,292
960	Federal Home Loan Mortgage Corp. (ARM)	4.37	07/01/35	948,838
367	Federal National Mortgage Assoc.(ARM)	3.604	07/01/34	366,643
200	Federal National Mortgage Assoc.(ARM)	3.757	06/01/34	200,635
449	Federal National Mortgage Assoc.(ARM)	4.12	09/01/34	445,398
651	Federal National Mortgage Assoc.(ARM)	4.20	05/01/35	651,833
586	Federal National Mortgage Assoc.(ARM)	4.296	04/01/35	581,262
584	Federal National Mortgage Assoc.(ARM)	4.342	05/01/35	583,436
985	Federal National Mortgage Assoc.(ARM)	4.495	05/01/35	970,647
419	Federal National Mortgage Assoc.(ARM)	4.498	04/01/35	415,899
661	Federal National Mortgage Assoc.(ARM)	4.754	07/01/35	655,000
902	Federal National Mortgage Assoc.(ARM)	4.784	09/01/35	893,063
522	Federal National Mortgage Assoc.(ARM)	5.834	07/01/33	529,343
932	Federal National Mortgage Assoc.	6.50	03/01/32-11/01/33	952,232
1,200	Federal National Mortgage Assoc.	7.00	***	1,231,875
3,904	Federal National Mortgage Assoc.	7.00	11/01/24-05/01/36	4,017,724
1,521	Federal National Mortgage Assoc.	7.50	03/01/24-08/01/32	1,575,540

	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $17,579,764)			17,331,013

	U.S. Government Agency & Obligation (11.2%)
7,410	Federal Home Loan Bank	3.625	02/15/07	7,365,021
10,000	U.S. Treasury Note	3.125	05/15/07	9,889,070

	Total U.S. Government Agency & Obligation
	(Cost $17,340,743)			17,254,091

	Short-Term Investments (4.4%)
	U.S. Government Obligation (a) (0.1%)
125	U.S. Treasury Bill** (Cost $123,179)	5.09	01/11/07	123,215

	Repurchase Agreement (4.3%)
6,711	Joint repurchase agreement account (dated 09/29/06;
	proceeds $6,713,978) (b) (Cost $6,711,000)	5.325	10/02/06	6,711,000

	Total Short-Term Investments
	(Cost $6,834,179)			6,834,215

	Total Investments
	(Cost $159,464,053) (c) (d)		102.2%	156,922,748

	Liabilities in Excess of Other Assets		(2.2)	(3,436,431)

	Net Assets		100.0%	$153,486,317

ARM	Adjustable Rate Mortgage. Interest rate in effect as of September 30, 2006.
IO	Interest Only Security.
PAC	Planned Amortization Class.
PC	Participation Certificate.
PO	Principal Only Security.
*	Resale is restricted to qualified institutional investors.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $32,800.
***

Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

†	Floating rate security; rate shown is the rate in effect at September 30, 2006.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)

Securities have been designated as collateral in an amount equal to $58,995,443 in connection with securities purchased on a forward commitment basis, when-issued securities and open futures contracts.

(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $146,941 and the aggregate gross unrealized depreciation is $2,688,246, resulting in net unrealized depreciation of $2,541,305.

Futures Contracts Open at September 30, 2006:

NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	UNREALIZED
CONTRACTS	LONG	MONTH AND YEAR	AMOUNT AT VALUE	DEPRECIATION
125	Short	U.S. Treasury Note 5 Year, December 2006	$(13,189,454)	$(85,360)

208	Long	U.S. Treasury Note 2 Year, December 2006	42,536,000	96,298

	Net Unrealized Appreciation			$10,938

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments - September 30, 2006 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Corporate Bonds (55.0%)
	Advertising/Marketing Services (0.3%)
$935	Interpublic Group of Companies, Inc. (The)	5.40%	11/15/09	$888,250
225	Interpublic Group of Companies, Inc. (The)	7.25	08/15/11	217,125
				1,105,375
	Aerospace & Defense (0.7%)
2,739	Raytheon Co.	6.15	11/01/08	2,787,593

	Air Freight/Couriers (1.2%)
4,173	FedEx Corp. (Series 97-A)	7.50	01/15/18	4,645,336

	Airlines (1.3%)
1,890	America West Airlines, Inc. (Class A)	6.85	07/02/09	1,882,112
1,435	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	1,482,839
1,865	Southwest Airlines Co. (Series 01-1)	5.496	11/01/06	1,867,072
				5,232,023

	Beverages: Alcoholic (0.6%)
2,635	FBG Finance Ltd. - 144A* (Australia)	5.125	06/15/15	2,501,160

	Cable/Satellite TV (1.2%)
400	Comcast Cable Communications Inc.	7.125	06/15/13	431,827
1,650	Comcast Cable Communications Inc.	6.75	01/30/11	1,735,074
1,125	Echostar DBS Corp.	6.375	10/01/11	1,098,281
970	Echostar DBS Corp.	6.625	10/01/14	925,138
445	TCI Communications, Inc.	7.875	02/15/26	502,509
				4,692,829

	Casino/Gaming (1.2%)
3,965	Harrah’s Operating Co., Inc.	5.625		06/01/15	3,691,677
1,205	Harrah’s Operating Co., Inc.	6.50		06/01/16	1,183,335
					4,875,012
	Computer Processing Hardware (0.6%)
2,380	Hewlett-Packard Co.	5.524	†	05/22/09	2,384,329

	Containers/Packaging (0.3%)
1,005	Sealed Air Corp. - 144A*	5.625		07/15/13	990,254

	Department Stores (1.2%)
2,275	Federated Department Stores, Inc.	6.625		09/01/08	2,321,153
625	May Department Stores Co., Inc.	6.70		07/15/34	623,742
1,875	May Department Stores Co., Inc.	5.95		11/01/08	1,891,091
					4,835,986
	Discount Stores (0.1%)
386	Wal-Mart Stores, Inc. (Series 92A1)	7.49		06/21/07	390,444

	Drugstore Chains (0.5%)
970	CVS Corp.	3.875		11/01/07	953,974
1,180	CVS Corp.	5.75		08/15/11	1,196,617
					2,150,591
	Electric Utilities (8.3%)
2,700	Ameren Corp.	4.263		05/15/07	2,681,634
2,640	Arizona Public Service Co.	5.80		06/30/14	2,630,306
1,625	Arizona Public Service Co.	6.75		11/15/06	1,627,046
1,880	CC Funding Trust I	6.90		02/16/07	1,889,135
1,225	Cincinnati Gas & Electric Co.	5.70		09/15/12	1,235,759
1,005	Consolidated Natural Gas Co.	5.00		12/01/14	955,881
2,445	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	2,522,502
2,410	Consumers Energy Co.	4.80		02/17/09	2,381,140
1,655	Detroit Edison Co. (The)	6.125		10/01/10	1,703,296
2,170	Duquesne Light Co. (Series O)	6.70		04/15/12	2,295,430
940	Entergy Gulf States, Inc.	3.60		06/01/08	911,623
1,875	Entergy Gulf States, Inc.	5.80	†	12/01/09	1,871,342

2,425	Entergy Gulf States - 144A*	6.14	†	12/08/08	2,430,767
1,210	Monongahela Power Co.	5.00		10/01/06	1,210,000
2,385	Ohio Power Company - IBC (Series K)	6.00		06/01/16	2,453,779
2,250	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	2,222,777
1,475	Texas Eastern Transmission, LP	7.00		07/15/32	1,657,645
					32,680,062
	Electrical Products (0.9%)
1,945	Cooper Industries Inc.	5.25		07/01/07	1,936,683
1,580	Cooper Industries Inc.	5.25		11/15/12	1,573,471
					3,510,154
	Environmental Services (1.4%)
5,155	Waste Management, Inc.	7.375		08/01/10	5,529,954

	Finance/Rental/Leasing (4.3%)
325	CIT Group, Inc.	7.375		04/02/07	328,285
4,250	Countrywide Home Loans, Inc. (Series MTN)	3.25		05/21/08	4,119,789
1,015	Daimlerchrysler North America Holding	8.50		01/18/31	1,209,641
3,345	MBNA Corp.	5.91	†	05/05/08	3,369,803
5,115	Residential Capital Corp.	6.375		06/30/10	5,179,505
3,000	SLM Corp.	5.665	†	07/26/10	3,002,949
					17,209,972
	Financial Conglomerates (2.4%)
330	Bank One Corp. (Series MTNA)	6.00		02/17/09	335,808
3,560	General Motors Acceptance Corp.	6.875		09/15/11	3,544,799
5,290	JPMorgan Chase & Co.	6.75		02/01/11	5,599,571
					9,480,178
	Food Retail (0.8%)
920	Delhaize America Inc.	9.00		04/15/31	1,082,278
1,930	Meyer Fred Inc.	7.45		03/01/08	1,981,928
					3,064,206
	Food: Major Diversified (0.6%)
1,045	ConAgra Foods, Inc.	7.00		10/01/28	1,132,078
1,040	ConAgra Foods, Inc.	8.25		09/15/30	1,282,221
					2,414,299

	Food: Meat/Fish/Dairy (0.1%)
350	Pilgrim’s Pride Corp.	9.625		09/15/11	369,250

	Gas Distributors (1.1%)
815	Keyspan Corp.	4.90		05/16/08	810,665
1,870	Nisource Finance Corp.	5.968	†	11/23/09	1,871,216
1,785	Sempra Energy	4.621		05/17/07	1,776,614
					4,458,495
	Home Furnishings (0.5%)
1,970	Mohawk Industries, Inc. (Series D)	7.20		04/15/12	2,061,548

	Insurance Brokers/Services (1.6%)
2,505	Farmers Exchange Capital - 144A*	7.05		07/15/28	2,574,677
3,105	Farmers Insurance Exchange - 144A*	8.625		05/01/24	3,687,529
					6,262,206

	Major Banks (2.7%)
1,660	HSBC Finance Corp.	6.75		05/15/11	1,761,009
1,800	Huntington National Bank (Series BKNT)	4.375		01/15/10	1,752,552
1,580	Popular North America Inc. (Series MTN)	5.65		04/15/09	1,586,301
5,000	Well Fargo Bank NA	7.55		06/21/10	5,407,775
					10,507,637
	Major Telecommunications (5.0%)
3,245	AT&T Corp.	8.00	†	11/15/31	3,978,169
2,660	France Telecom S.A. (France)	8.50	†	03/01/31	3,480,924
1,000	GTE Corp.	7.90		02/01/27	1,042,895
2,165	SBC Communications, Inc.	6.15		09/15/34	2,102,817
2,005	Sprint Capital Corp.	8.75		03/15/32	2,452,089
3,645	Telecom Italia Capital SA (Luxembourg)	4.00		01/15/10	3,456,276
2,715	Telefonica Europe BV (Netherlands)	8.25		09/15/30	3,242,427
					19,755,597
	Managed Health Care (0.2%)
950	UnitedHealth Group Inc.	5.20		01/17/07	949,371

	Media Conglomerates (0.9%)
562	News America, Inc.	7.30		04/30/28	601,114

1,690	News America, Inc.	7.28	06/30/28	1,804,043
1,180	Viacom, Inc. - 144A*	6.875	04/30/36	1,170,186
				3,575,343
	Motor Vehicles (1.7%)
1,490	DaimlerChrysler North American Holdings Co.	8.00	06/15/10	1,603,078
5,985	General Motors Corp.	8.375	07/15/33	5,206,950
				6,810,028
	Multi-Line Insurance (3.7%)
4,060	American General Finance Corp. (Series MTNH)	4.625	09/01/10	3,965,674
4,900	Hartford Financial Services Group, Inc. (The)	7.90	06/15/10	5,308,302
5,000	Nationwide Financial Services, Inc.	8.00	03/01/27	5,226,325
				14,500,301
	Oil & Gas Pipelines (1.3%)
885	Kinder Morgan Energy Partners, L.P.	5.125	11/15/14	842,588
2,665	Kinder Morgan Finance Co. (Canada)	5.70	01/05/16	2,464,405
1,695	Plains All American Pipeline L.P. - 144A*	6.70	05/15/36	1,774,757
				5,081,750
	Other Metals/Minerals (0.7%)
2,435	Brascan Corp. (Canada)	7.125	06/15/12	2,611,520

	Property - Casualty Insurers (1.6%)
2,500	Mantis Reef Ltd. - 144A* (Australia)	4.692	11/14/08	2,456,513
2,945	Platinum Underwriters Finance Inc. (Series B)	7.50	06/01/17	3,057,269
825	Platinum Underwriters Holdings, Ltd. (Series B) (Bermuda)	6.371	11/16/07	820,182
				6,333,964
	Pulp & Paper (1.1%)
680	Abitibi-Consolidated Inc. (Canada)	8.85	08/01/30	574,600
3,105	Bowater Canada Finance (Canada)	7.95	11/15/11	2,980,800
1,005	Sappi Papier Holding AG - 144A* (Austria)	6.75	06/15/12	965,577
				4,520,977
	Railroads (2.2%)
3,117	Burlington Northern Santa Fe Corp. (Series 95-A)	7.97	01/01/15	3,499,581
1,470	Norfolk Southern Corp.	7.35	05/15/07	1,486,332
2,925	Union Pacific Corp.	6.625	02/01/08	2,973,924
790	Union Pacific Corp. (Series MTNE)	6.79	11/09/07	800,061
				8,759,898

	Real Estate Development (0.4%)
1,421	World Financial Properties - 144A*	6.91	09/01/13	1,492,571
181	World Financial Properties - 144A*	6.95	09/01/13	190,653
				1,683,224
	Restaurants (0.4%)
1,225	Tricon Global	8.875	04/15/11	1,386,423

	Savings Banks (1.9%)
500	Household Finance Corp.	4.125	11/16/09	485,243
1,140	Household Finance Corp.	6.375	10/15/11	1,192,841
1,915	Household Finance Corp.	8.00	07/15/10	2,093,800
3,630	Washington Mutual Inc.	8.25	04/01/10	3,943,817
				7,715,701

	Total Corporate Bonds (Cost $215,784,400)			217,822,990

	U.S. Government Agencies & Obligations (14.7%)
3	Federal Home Loan Mortgage Corp.	11.50	05/01/19	3,544
	Federal Home Loan Mortgage Corp. Gold
6		6.50	12/01/28	6,492
42		8.50	01/01/22- 12/01/24	45,316
	Federal National Mortgage Assoc.
135		7.50	06/01/28 - 04/01/32	140,092
1,815		8.00	08/01/29 - 04/01/32	1,916,239
2		9.00	06/01/21 - 01/01/25	2,336
	Government National Mortgage Assoc.
1		7.50	04/15/24	973
559		8.00	10/15/24 - 11/15/29	592,662
92		8.50	06/15/17 - 03/01/28	98,425
102		9.00	07/15/24 - 11/15/24	110,786
6		10.00	05/15/16 - 04/15/19	6,972
	U.S. Treasury Bond
28,950		6.125 - 6.375	08/15/27 - 08/15/29	34,288,701

		U.S. Treasury Notes
	5,765	††	4.25	08/15/13	5,649,268
	15,850		4.25	08/15/13 - 11/15/13	15,508,860

		Total U.S. Government Agencies & Obligations (Cost $58,987,971)			58,370,666

		Asset-Backed Securities (4.4%)
		Finance/Rental/Leasing
	825	CIT Equipment Collateral 2004-EF1 A3	3.50	09/20/08	814,722
	1,917	DaimlerChrysler Auto Trust 2003-B A4	2.86	03/09/09	1,894,851
	1,619	Ford Credit Auto Owner Trust 2005-B A3	4.17	01/15/09	1,609,946
	2,200	Harley-Davidson Motorcycle Trust 2004-2 A2	3.56	02/15/12	2,137,711
	1,400	Honda Auto Receivables Owner Trust 2005-2 A3	3.93	01/15/09	1,389,436
	3,500	MBNA Credit Card Master Note Trust 2004-A4 A4	2.70	09/15/09	3,455,381
	2,425	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81	11/17/14	2,387,277
	447	USAA Auto Owner Trust 2004-2 A3	3.03	06/16/08	445,164
	1,786	USAA Auto Owner Trust 2005-1 A3	3.90	07/15/09	1,771,844
	1,552	Volkswagen Auto Lease Trust 2005-A A3	3.82	05/20/08	1,543,939

		Total Asset-Backed Securities (Cost $17,692,744)			17,450,271

		Foreign Government Obligations (0.9%)
MXN	22,855	Mexican Fixed Rate Bonds (Series M20) (Mexico)	10.00	12/05/24	2,372,328
	$1,545	Republic of Argentina (Argentina)	0.00	12/31/33	628,815
ZAR	3,410	Republic of South Africa (South Africa)	13.50	09/15/15	571,502

		Total Foreign Government Obligations (Cost $3,503,229)			3,572,645

		Short-Term Investments (25.3%)
		U.S. Government Obligation (a) (0.2%)
	$700	U.S. Treasury Bill** (Cost $689,805)	5.09	01/11/07	690,004
		Repurchase Agreement (25.1%)
	99,445	Joint repurchase agreement account (dated 09/29/06; proceeds $99,489,129) (b) (Cost $99,445,000)	5.325	10/02/06	99,445,000
		Total Short-Term Investments (Cost $100,134,805)			100,135,004

Total Investments (Cost $396,103,149) (c) (d)	100.3%	397,351,576
Other Liabilities in Excess of Assets	(0.3)	(1,193,399)
Net Assets	100.0%	$396,158,177

*	Resale is restricted to qualified institutional investors.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $483,040.
†	Floating rate security, rate shown is the rate in effect at September 30, 2006.
††	Security purchased on a forward commitment basis.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Collaterized by federal agency and U.S. Treasury Obligations.
(c)	Securities have been designated as collateral in a amount equal to $140,827,587 in connection with open futures contracts and credit default swap.
(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $5,136,471 and the aggregate gross unrealized depreciation is $3,888,044 resulting in net unrealized appreciation of $1,248,427.

Futures Contracts Open at September 30, 2006:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

511	Long	U.S. Treasury Note 10 Year December 2006	55,219,938	656,158
180	Long	U.S. Treasury Bond 20 Year December 2006	20,233,125	378,924
181	Long	U.S. Treasury Note 5 Year December 2006	19,098,329	122,653
207	Short	U.S. Treasury Note 2 Year December 2006	$(42,331,500)	$(81,647)

		Net Unrealized Appreciation		$1,076,088

Credit Default Swap Contracts Open at September 30, 2006:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000’s)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION

Sale Contracts:
Goldman Sachs	Buy	$15,900	0.75%	June 20, 2011	$ 49
Capital Markets, L.P. Dow Jones CDX.NA.IG.HVOL.6 Index

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments - September 30, 2006 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Corporate Bonds (93.8%)
	Advertising/Marketing Services (0.6%)
$75	Advanstar Communications, Inc.	10.75%		08/15/10	$81,187
200	Interpublic Group of Companies, Inc. (The)	7.25		08/15/11	193,000
85	Interpublic Group of Companies, Inc. (The)	5.40		11/15/09	80,750
					354,937
	Aerospace & Defense (1.1%)
650	K&F Acquisition Inc.	7.75		11/15/14	654,875

	Aluminum (1.0%)
665	Novelis, Inc. - 144A* (Canada) (g)	8.25	**	02/15/15	635,075

	Apparel/Footwear (1.7%)
600	Levi Strauss & Co. (g)	10.258	**	04/01/12	621,000
180	Oxford Industries, Inc.	8.875		06/01/11	184,500
205	Phillips-Van Heusen Corp.	7.25		02/15/11	208,075
					1,013,575
	Apparel/Footwear Retail (0.6%)
330	Brown Shoe Co., Inc.	8.75		05/01/12	346,500

	Auto Parts: O.E.M. (1.6%)
465	ArvinMeritor, Inc. (g)	8.75		03/01/12	447,562
470	TRW Automotive, Inc.	9.375		02/15/13	502,900
					950,462
	Broadcasting (0.8%)
375	LIN Television Corp.	6.50		05/15/13	351,563
160	LIN Television Corp. (Series B)	6.50		05/15/13	150,000
					501,563
	Building Products (1.8%)
115	Interface Inc.	7.30		04/01/08	116,725
320	Interface Inc.	9.50		02/01/14	331,200
145	Interface Inc.	10.375		02/01/10	158,775
505	Nortek Inc.	8.50		09/01/14	479,750
					1,086,450
	Cable/Satellite TV (3.7%)
600	Cablevision Systems Corp. (Series B)	9.62	**	04/01/09	641,250
182	CCH I LLC /CCH / I CAPCO (g)	11.00		10/01/15	166,530
245	EchoStar DBS Corp.	6.375		10/01/11	239,181
350	Echostar DBS Corp.	6.625		10/01/14	333,812
45	Intelsat Sub holdings Co. Ltd. (Bermuda)	8.25		01/15/13	45,788
440	Intelsat Sub holdings Co. Ltd. (Bermuda)	8.625		01/15/15	452,100
330	Intelsat Sub holdings Co. Ltd. (Bermuda)	10.484	**	01/15/12	336,188
					2,214,849
	Casino/Gaming (5.2%)
4,485	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (a) (b) (f)	13.50		03/01/10	0
680	Isle of Capri Casinos	7.00		03/01/14	649,400
555	Las Vegas Sands Corp.	6.375		02/15/15	523,781
1,225	MGM Mirage Inc.	6.00		10/01/09	1,215,813
7,210	Resort At Summerlin LP/Ras Co. (Series B) (a) (b) (f)	13.00		12/15/07	0
700	Station Casinos, Inc.	6.00		04/01/12	679,000
85	Station Casinos, Inc. (g)	7.75		08/15/16	88,613
					3,156,607
	Chemicals: Major Diversified (1.2%)
437	Huntsman ICI Chemicals	10.125		07/01/09	445,740
290	Westlake Chemical Corp. (g)	6.625		01/15/16	276,950
					722,690
	Chemicals: Specialty (5.3%)
490	Equistar Chemical Funding	10.125		09/01/08	521,237
185	Equistar Chemical Funding	10.625		05/01/11	199,337
270	Innophos, Inc.	8.875		08/15/14	269,325
324	Innophos, Inc.	13.405	**†	02/15/15	338,171
250	Koppers Holdings, Inc.	9.875	††	11/15/14	185,000
175	Koppers Industry Inc.	9.875		10/15/13	190,313
318	Millennium America, Inc.	9.25		06/15/08	329,130
275	Nalco Co.	7.75		11/15/11	281,875
385	Nalco Co. (g)	8.875		11/15/13	403,288
420	Rockwood Specialties Group, Inc.	10.625		05/15/11	451,500
					3,169,176
	Coal (1.2%)
140	Foundation PA Coal Co.	7.25		08/01/14	141,400
635	Massey Energy Co. - 144A*	6.875		12/15/13	577,850
					719,250
	Commercial Printing/Forms (0.7%)
430	Quebecor World Capital Corp. - 144A* (Canada) (g)	8.75		03/15/16	416,025

		Containers/Packaging (4.0%)
	355	Berry Plastics Holding Corp. - 144A*	8.875	09/15/14	358,550
	360	Graham Packaging Company Inc.	8.50	10/15/12	358,200
	415	Graham Packaging Company Inc. (g)	9.875	10/15/14	409,813
	495	Graphic Packaging International Corp. (g)	9.50	08/15/13	508,613
	400	Owens-Brockway Glass Containers Corp.	8.75	11/15/12	424,000
	60	Owens-Illinois, Inc.	7.35	05/15/08	60,750
	285	Owens-Illinois, Inc.	7.50	05/15/10	286,425
					2,406,351
		Data Processing Services (0.7%)
	345	Sungard Data Systems, Inc.	9.125	08/15/13	358,800
	35	Sungard Data Systems, Inc.	8.525	08/15/13	36,488
					395,288
		Electric Utilities (6.5%)
	370	AES Corp. (The)	7.75	03/01/14	386,650
	42	AES Corp. (The)	8.875	02/15/11	45,150
	54	AES Corp. (The)	9.375	09/15/10	58,590
	150	AES Corp. (The) - 144A*	9.00	05/15/15	162,375
	595	CMS Energy Corp.	7.50	01/15/09	615,825
	275	IPALCO Enterprises, Inc.	8.375	11/14/08	283,938
	115	IPALCO Enterprises, Inc.	8.625	11/14/11	123,913
	365	Monongahela Power Co.	5.00	10/01/06	365,000
	370	MSW Energy Holdings/Finance (Series B) (g)	7.375	09/01/10	371,850
	80	MSW Energy Holdings/Finance (Series B)	8.50	09/01/10	82,800
	290	Nevada Power Co.	8.25	06/01/11	320,713
	271	Nevada Power Co.	9.00	08/15/13	297,045
	785	PSEG Energy Holdings Inc.	8.625	02/15/08	818,363
					3,932,212
		Electrical Products (1.0%)
	602	Ormat Funding Corp. (g)	8.25	12/30/20	613,947

		Environmental Services (1.4%)
	280	Allied Waste North America, Inc.	5.75	02/15/11	269,850
	120	Allied Waste North America, Inc.	6.375	04/15/11	117,600
	355	Allied Waste North America, Inc.	7.875	04/15/13	364,762
	55	Allied Waste North America, Inc.	8.50	12/01/08	57,887
	9	Allied Waste North America, Inc.	9.25	09/01/12	9,641
					819,740
		Finance/Rental/Leasing (1.8%)
	470	Ford Motor Co. (g)	7.45	07/16/31	365,425
	380	Ford Motor Credit Corp.	5.80	01/12/09	361,953
	350	Residential Capital Corp.	6.375	06/30/10	354,414
					1,081,792
		Financial Conglomerates (1.7%)
	600	General Motors Acceptance Corp.	6.875	09/15/11	597,438
	460	General Motors Acceptance Corp.	4.375	12/10/07	449,212
					1,046,650
		Food Retail (1.6%)
	365	Albertson’s, Inc.	7.25	05/01/13	362,625
	195	CA FM Lease Trust - 144A*	8.50	07/15/17	210,718
	350	Delhaize America, Inc.	8.125	04/15/11	377,400
					950,743
		Food: Meat/Fish/Dairy (4.0%)
	325	Michael Foods Inc. (Series B)	8.00	11/15/13	333,125
	710	Pilgrim’s Pride Corp.	9.625	09/15/11	749,050
	470	PPC Escrow Corp.	9.25	11/15/13	484,100
	170	Smithfield Foods Inc.	7.00	08/01/11	172,125
	75	Smithfield Foods Inc.	7.75	05/15/13	77,625
	535	Smithfield Foods Inc. (Series B)	8.00	10/15/09	561,750
					2,377,775
		Forest Products (1.4%)
	375	Covalence Specialty Material - 144A*	10.25	03/01/16	365,625
	220	Crown Americas, Inc.	7.625	11/15/13	223,850
EUR	200	Crown Euro Holdings SA (France)	6.25	09/01/11	268,182
					857,657
		Home Building (0.1%)
$90		Tech Olympic USA, Inc. (g)	10.375	07/01/12	78,300

		Home Furnishings (0.5%)
	270	Tempur-Pedic Inc.	10.25	08/15/10	284,513

		Hospital/Nursing Management (2.7%)
	515	Community Health System Inc.	6.50	12/15/12	495,043
	255	HCA, Inc.	5.75	03/15/14	200,813
	140	HCA, Inc.	6.30	10/01/12	118,825
	320	HCA, Inc.	6.50	02/15/16	257,600
	200	HCA, Inc. (g)	8.70	02/10/10	201,539
	90	HCA, Inc. (g)	8.75	09/01/10	91,125
	165	Tenet Healthcare Corp.	7.375	02/01/13	149,531
	85	Tenet Healthcare Corp.	9.875	07/01/14	85,106
					1,599,582

		Industrial Machinery (0.2%)
	100	Goodman Global Holding Company, Inc. (Series B)	8.329	06/15/12	101,625

		Industrial Specialties (1.7%)
	560	Johnsondiversy, Inc.	9.625		05/15/12	565,600
	405	UCAR Finance, Inc.	10.25		02/15/12	427,275
						992,875
		Major Telecommunications (0.2%)
EUR	110	TDC AS (Denmark)	6.50		04/19/12	146,338

		Media Conglomerates (1.1%)
$671		Canwest Media Inc. (Canada)	8.00		09/15/12	665,968

		Medical Distributors (0.5%)
	315	AmerisourceBergen Corp. - 144A*	5.625		09/15/12	311,204

		Medical Specialties (1.1%)
	655	Fisher Scientific International, Inc.	6.125		07/01/15	653,362

		Medical/Nursing Services (1.7%)
	330	DaVita Inc.	6.625		03/15/13	323,812
	570	Fresenius Medical Care Capital Trust	7.875		06/15/11	587,812
	95	Fresenius Medical Care Capital Trust II (Units)‡	7.875		02/01/08	96,900
						1,008,524
		Metal Fabrications (1.2%)
	215	General Cable Corp.	9.50		11/15/10	231,125
	460	Hexcell Corp.	6.75		02/01/15	441,600
	45	Northwest Pipeline Corp.	8.125		03/01/10	47,025
						719,750
		Miscellaneous Commercial Services (1.3%)
	150	Iron Mountain Inc.	7.75		01/15/15	150,750
	585	Iron Mountain Inc.	8.625		04/01/13	601,088
						751,838
		Miscellaneous Manufacturing (0.4%)
	240	Propex Fabrics Inc.	10.00		12/01/12	219,000

		Motor Vehicles (0.8%)
	175	General Motors Corp. (g)	7.125		07/15/13	154,656
	400	General Motors Corp.	8.375		07/15/33	348,000
						502,656
		Movies/Entertainment (0.5%)
	285	AMC Entertainment Inc.	9.655	**	08/15/10	295,688

		Oil & Gas Pipelines (3.5%)
	295	Colorado Interstate Gas Co.	6.80		11/15/15	298,773
	495	El Paso Production Holdings	7.75		06/01/13	508,612
	375	Pacific Energy Partners/Finance	7.125		06/15/14	384,375
	155	Southern Natural Gas	8.875		03/15/10	163,318
	735	Williams Companies, Inc. (The)	7.875		09/01/21	771,750
						2,126,828
		Oil & Gas Production (4.5%)
	455	Chaparral Energy, Inc.	8.50		12/01/15	453,862
	125	Chesapeake Energy Corp.	6.375		06/15/15	120,000
	185	Chesapeake Energy Corp.	6.625		01/15/16	179,450
	565	Chesapeake Energy Corp.	7.50		09/15/13	576,300
	28	Chesapeake Energy Corp.	7.75		01/15/15	28,700
	100	Chesepeaks Energy Corp.	7.625		07/15/13	102,625
	385	Hilcorp Energy/Finance - 144A*	7.75		11/01/15	374,413
	280	Hilcorp Energy/Finance - 144A*	10.50		09/01/10	302,750
	140	Magnum Hunter Resources, Inc.	9.60		03/15/12	148,400
	410	Pogo Producing Co.	6.875		10/01/17	393,088
						2,679,588
		Oil Refining/Marketing (0.6%)
	345	Husky Oil Ltd.	8.90		08/15/28	365,783

		Oilfield Services/Equipment (1.4%)
	175	CIE Gener de Geophysique S.A. (France)	7.50		05/15/15	174,125
	135	Hanover Compressor Co.	8.625		12/15/10	141,075
	185	Hanover Compressor Co.	9.00		06/01/14	197,025
	128	Hanover Equipment Trust 2001 A (Series A)	8.50		09/01/08	130,240
	210	Hanover Equipment Trust 2001 B (Series B)	8.75		09/01/11	219,450
						861,915
		Other Metals/Minerals (0.0%)
	355	Murrin Holdings Property Ltd. (Australia) (b) (f)	9.375		08/31/07	0

		Other Transportation (1.0%)
	650	CHC Helicopter Corp. (Canada)	7.375		05/01/14	615,875

	Pharmaceuticals: Major (1.5%)
490	VWR International Inc.	6.875		04/15/12	490,000
400	Warner Chilcott Corp.	8.75		02/01/15	416,000
					906,000

	Publishing: Books/Magazines (1.9%)
206	Dex Media East/Finance	12.125		11/15/12	230,977
327	Dex Media West/Finance	9.875		08/15/13	354,795
335	Houghton Mifflin Co.	8.25		02/01/11	345,888
205	Houghton Mifflin Co. (g)	9.875		02/01/13	217,813
					1,149,473
	Pulp & Paper (0.2%)
110	P.H. Glatfelter - 144A*	7.125		05/01/16	107,810

	Real Estate Investment Trusts (1.8%)
540	Host Marriott LP	6.375		03/15/15	526,500
550	Host Marriott LP	7.125		11/01/13	559,625
					1,086,125
	Services to the Health Industry (1.0%)
270	National Mentor Holdings Inc. - 144A* (g)	11.25		07/01/14	282,150
345	Omnicare Inc.	6.75		12/15/13	337,238
					619,388
	Specialty Stores (3.1%)
495	Linens’ n Things, Inc. - 144A*	11.132	**	01/15/14	480,150
580	Petro Stopping Centers LP/Petro Financial Corp.	9.00		02/15/12	590,150
770	Sonic Automotive, Inc.	8.625		08/15/13	779,625
					1,849,925
	Specialty Telecommunications (2.2%)
320	American Tower Corp.	7.125		10/15/12	329,600
310	American Tower Corp.	7.50		05/01/12	320,075
98	Panamsat Corp.	9.00		08/15/14	101,675
445	Qwest Communications International	8.905	**	02/15/09	455,569
4,679	Rhythms Netconnections, Inc. (a) (b) (f)	12.75		04/15/09	0
100	U.S. West Communications Corp.	5.625		11/15/08	99,750
					1,306,669
	Steel (1.3%)
705	Amsted Industries Inc. - 144A*	10.25		10/15/11	757,875

	Telecommunications (1.0%)
357	Axtel SA (Mexico)	11.00		12/15/13	401,625
615	Exodus Communications, Inc. (a) (b) (f)	11.625		07/15/10	0
135	Nordic Tel Company - 144A* (Denmark)	8.875		05/01/16	142,594
65	NTL Cable PLC (United Kingdom)	8.75		04/15/14	67,763
					611,982
	Tobacco (0.8%)
455	RJ Reynolds Tobacco Holdings - 144A*	6.50		07/15/10	461,499

	Trucks/Construction/Farm Machinery (0.6%)
347	Manitowoc Inc. (The)	10.50		08/01/12	374,760

	Wholesale Distributors (1.2%)
160	Buhrmann US, Inc.	7.875		03/01/15	154,800
65	Buhrmann US, Inc.	8.25		07/01/14	64,512
150	Nebraska Book Company, Inc.	8.625		03/15/12	141,375
350	RBS Global & Rexnold Corp. - 144A* (g)	9.50		08/01/14	357,000
					717,687
	Wireless Telecommunications (1.6%)
415	Ubiquitel Operating Co.	9.875		03/01/11	452,350
460	Wind Acquisition Finance SA - 144A* (Luxembourg)	10.75		12/01/15	510,025
					962,375
	Total Corporate Bonds (Cost $72,545,193)
					56,316,969

NUMBER OF
SHARES		VALUE
	Common Stocks (0.9%)
	Casino/Gaming (0.0%)
2,000	Fitzgeralds Gaming Corp. + (d) (f)	0

	Food: Specialty/Candy (d) (f) (0.0%)
436	SFAC New Holdings Inc. (c)	0
2,375	SFAC New Holdings Inc. ++ (c)	0
120,000	Specialty Foods Acquisition Corp. - 144A*	0
		0
	Restaurants (d) (f) (0.0%)
3,374	American Restaurant Group Holdings, Inc. (c)	26,992
7,750	American Restaurant Group Holdings, Inc. - 144A*	0
37,167	American Restaurant Group Holdings, Inc. (c)	0
4,366	American Restaurant Group Holdings, Inc. (c)	0
92,158	Catalina Restaurant Group (escrow) (c)	922
		27,914

	Specialty Telecommunications (d) (0.0%)
12,688	Birch Telecom Inc. +++ (c) (f)	126
131,683	PFB Telecom NV (Series B) (c) (f)	0
565	XO Holdings, Inc. (c )	2,757
		2,883
	Telecommunications (0.0%)
2,251	Viatel Holdings Bermuda Ltd. (ADR) (Bermuda) (c ) (d)	6

	Textiles (0.0%)
298,461	U.S. Leather, Inc. (c) (d) (f)	0

	Wireless Telecommunications (0.9%)
8,000	NII Holdings, Inc. (d) (h)	497,280
521	USA Mobility, Inc. (c)	11,900
38,444	Vast Solutions, Inc. (Class B1) (c) (d) (f)	0
38,444	Vast Solutions, Inc. (Class B2) (c) (d) (f)	0
38,444	Vast Solutions, Inc. (Class B3) (c) (d) (f)	0
		509,180
	Total Common Stocks (Cost $42,751,748)	539,983

PRINCIPAL
AMOUNT IN			COUPON	MATURITY
THOUSANDS			RATE	DATE
		Convertible Bond (0.6%)
		Telecommunication Equipment (0.6%)
$370		Nortel Networks Corp. (Canada) (Cost $361,075)	4.25%	09/01/08	355,200

		Foreign Government Obligation (0.6%)
MXN	3,245	Mexican Fixed Rate Bonds (Series M2O)(Cost $321,617)	10.00	12/05/24	336,828

NUMBER OF		EXPIRATION
WARRANTS		DATE	VALUE
	Warrants (d) (0.0%)
	Casino/Gaming (f) (0.0%)
83,500	Aladdin Gaming Enterprises, Inc. - 144A*	03/01/10	0
6,000	Resort At Summerlin LP - 144A*	12/15/07	0
			0
	Personnel Services (0.0%)
42,250	Comforce Corp. - 144A*(f)	12/01/09	0

	Restaurants (0.0%)
1,500	American Restaurant Group Holdings, Inc. - 144A* (f)	08/15/08	0

	Specialty Telecommunications (c ) (0.0%)
1,132	XO Holdings, Inc. (Series A)	01/16/10	1,019
849	XO Holdings, Inc. (Series B)	01/16/10	509
849	XO Holdings, Inc. (Series C)	01/16/10	323

	Total Warrants (Cost $128,479)		1,851

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Short-Term Investments (15.2%)
	Repurchase Agreement (2.4%)
$1,452	Joint repurchased agreemnet account (dated 09/29/06; proceeds $1,452,644) (e) (Cost $1,452,000)	5.325%	10/02/06	1,452,000

	Security Purchased From Securities Lending Collateral (g) (12.8%)
7,691	The Bank of New York Institutional Cash Reserve Fund
	(Cost $7,691,275)			7,691,275

	Total Short-Term Investments (Cost $9,143,275)			9,143,275

	Total Investments (Cost $125,251,387)(h)		111.1%	66,694,106

	Liabilities in Excess of Other Assets		(11.1)	(6,645,918)

	Net Assets		100.0%	$60,048,188

*	Resale is restricted to qualified institutional investors.
**	Floating rate security. Rate shown is the rate in effect at September 30, 2006.
+	Resale is restricted, acquired (12/22/98) at a cost basis of $9,020.
++	Resale is restricted, acquired (06/10/99) at a cost basis of $24.
+++	Resale is restricted, acquired (between 03/06/98 and 08/25/98) at a cost basic of $6,473,685.
†	Payment-in-kind security.
††	Currently a zero coupon bond and is scheduled to pay interest at the rate shown at a future specified date.
(a)	Issuer in bankruptcy.

(b)	Non-income producing security; bond in default.
(c)	Acquired through exchange offer.
(d)	Non-income producing securities.
(e)	Collateralized by federal agency and U.S. Treasury obligations.
(f)

Securities with total market value equal to $28,040 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(g)

As of September 30, 2006 all or a portion of this security with a total value of $7,510,017 was on loan and secured by collateral of $7,691,275 which was received as cash and subsequently invested in the Bank of New York Institutional Cash Reserve Fund as reported in the portfolio of investments.

(h)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,119,069 and the aggregate gross unrealized depreciation is $59,676,350, resulting in net unrealized depreciation of $58,557,281.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT SEPTEMBER 30, 2006:

CONTRACTS TO		IN EXCHANGE	DELIVERY	UNREALIZED
DELIVER		FOR	DATE	APPRECIATION

EUR	333,000	$425,141	10/27/06	$2,213

Currency Abbreviations

EUR	Euro.
MXN	Mexican New Peso.

Morgan Stanley Variable Investment Series - Utilities

Portfolio of Investments - September 30, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (99.2%)
	Alternative Power Generation (0.4%)
82,000	FuelCell Energy, Inc.* (b)	$624,020

	Cable/Satellite (1.2%)
36,000	Rogers Communications, Inc. (Class B)	1,975,320

	Electric Utilities (59.2%)
226,000	AES Corp. (The)*	4,608,140
86,000	Allegheny Energy, Inc.*	3,454,620
64,000	Ameren Corp. (b)	3,378,560
80,000	American Electric Power Co., Inc.	2,909,600
52,000	Consolidated Edison, Inc. (b)	2,402,400
44,000	Constellation Energy Group, Inc.	2,604,800
50,000	Dominion Resources, Inc.	3,824,500
84,000	DPL, Inc.* (b)	2,278,080
32,000	DTE Energy Co. (b)	1,328,320
141,432	Duke Energy Corp. (b)	4,271,246
124,000	Edison International	5,163,360
71,000	Entergy Corp.	5,554,330
94,000	Exelon Corp.	5,690,760
89,000	FirstEnergy Corp.	4,971,540
132,000	FPL Group, Inc. (b)	5,940,000
50,000	Mirant Corp.* (b)	1,365,500
87,000	NRG Energy, Inc.* (b)	3,941,100
72,000	NSTAR	2,401,920
126,000	PG&E Corp.	5,247,900
36,000	Pinnacle West Capital Corp.	1,621,800
81,000	PNM Resources Inc.	2,233,170
163,000	PPL Corp.	5,362,700
35,000	Public Service Enterprise Group	2,141,650
117,000	SCANA Corp.	4,711,590
104,000	Southern Co. (The) (b)	3,583,840
85,000	TXU Corp.	5,314,200
98,000	Wisconsin Energy Corp.	4,227,720
		100,533,346
	Electronic Equipment/Instruments (1.0%)
31,000	Itron, Inc.* (b)	1,729,800

	Energy (17.8%)
113,000	AGL Resources, Inc.	4,124,500
57,000	Dynegy, Inc. (Class A)*	315,780
70,000	El Paso Corp.	954,800

91,000	Equitable Resources, Inc.	3,183,180
15,000	Kinder Morgan, Inc.	1,572,750
166,000	MDU Resources Group, Inc.	3,708,440
69,000	New Jersey Resources Corp.	3,401,700
45,000	Questar Corp.	3,679,650
104,000	Sempra Energy	5,226,000
169,000	Williams Companies, Inc. (The)	4,034,030
		30,200,830
	Telecommunications (19.6%)
59,932	ALLTEL Corp.	3,326,226
42,000	America Movil S.A. de C.V. (Series L) (ADR) (Mexico)	1,653,540
132,946	AT&T Inc. (b)	4,328,722
111,000	BellSouth Corp.	4,745,250
27,750	CenturyTel, Inc.	1,100,842
22,000	Citizens Communications Co.	308,880
111,000	Crown Castle International Corp.* (b)	3,911,640
22,000	NII Holdings, Inc. (Class B)*	1,367,520
55,000	Qwest Communications International, Inc.* (b)	479,600
112,750	Sprint Corp. (Fon Group)	1,933,662
53,860	Telefonica S.A. (ADR) (Spain)	2,790,487
110,000	Telefonos de Mexico S.A. (Series L) (ADR) (Mexico)	2,813,800
83,120	Verizon Communications Inc.	3,086,246
109,965	Windstream Corp.	1,450,439
		33,296,854
	Total Common Stocks
	(Cost $97,337,324)	168,360,170

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (17.5%)
	Repurchase Agreement (0.5%)
$877	Joint repurchase agreement account 5.325% due 10/02/06 (dated 09/29/06; proceeds $877,389) (a) (Cost $877,000)		877,000

	Security Purchased From Securities Lending Collateral (b) (17.0%)
28,803	The Bank of New York Institutional Cash Reserve Fund
	(Cost $28,802,519)		28,802,519

	Total Short-Term Investments (Cost $29,679,519)		29,679,519

	Total Investments
	(Cost $127,016,843) (c)	116.7%	198,039,689
	Liabilities in Excess of Other Assets	(16.7)	(28,359,289)
	Net Assets	100.0%	$169,680,400

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

As of September 30, 2006 all or a portion of this security with a total value of $27,903,980 was on loan and secured by collateral of $28,802,519 which was received as cash and subsequently invested in the Bank of New York Institutional Cash Reserve Fund as reported in the portfolio of investments.

(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $71,322,423 and the aggregate gross unrealized depreciation is $299,577, resulting in net unrealized appreciation of $71,022,846.

Morgan Stanley Variable Investment Series - Income Builder

Portfolio of Investments - September 30, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (63.2%)
	Aerospace & Defense (1.5%)
8,690	Northrop Grumman Corp.	$591,528
13,230	Raytheon Co.	635,172
		1,226,700
	Beverages: Alcoholic (0.6%)
6,900	Diageo PLC (ADR) (United Kingdom)	490,176

	Beverages: Non-Alcoholic (1.1%)
19,430	Coca-Cola Co. (The)	868,132

	Broadcasting (1.0%)
26,701	Clear Channel Communications, Inc.	770,324

	Cable/Satellite TV (0.4%)
9,500	Comcast Corp. (Class A) *	350,075

	Chemicals: Major Diversified (2.8%)
31,340	Bayer AG (ADR) (Germany) *	1,596,773
15,200	Du Pont (E.I.) de Nemours & Co.	651,168
		2,247,941
	Computer Processing Hardware (0.2%)
5,221	Hewlett-Packard Co.	191,558

	Department Stores (0.4%)
4,590	Kohl’s Corp. *	297,983

	Discount Stores (1.1%)
17,770	Wal-Mart Stores, Inc.	876,416

	Electric Utilities (2.5%)
14,610	American Electric Power Co., Inc.	531,366
10,613	Entergy Corp.	830,255
11,220	FirstEnergy Corp.	626,749
		1,988,370
	Finance/Rental/Leasing (1.5%)
18,350	Freddie Mac	1,217,155

	Financial Conglomerates (5.0%)
31,540	Citigroup, Inc.	1,566,592
42,148	JPMorgan Chase & Co.	1,979,270
6,810	State Street Corp.	424,944
		3,970,806
	Food Retail (0.5%)
5,600	Kroger Co. (The)	129,584
4,300	Safeway Inc.	130,505
4,600	SUPERVALU, Inc.	136,390
		396,479
	Food: Major Diversified (1.2%)
9,400	ConAgra Foods, Inc.	230,112
28,690	Unilever N.V. (NY Registered Shares) (Netherlands) *	704,053
		934,165
	Food: Specialty/Candy (0.8%)
14,710	Cadbury Schweppes PLC (ADR) (United Kingdom)	629,147

	Household/Personal Care (0.9%)
1,650	Kimberly-Clark Corp.	107,844
10,150	Procter & Gamble Co. (The)	629,097
		736,941
	Industrial Conglomerates (3.1%)
40,570	General Electric Co.	1,432,121
5,382	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	204,408
10,050	Siemens AG (ADR) (Germany) *	875,355
		2,511,884
	Insurance Brokers/Services (1.3%)
37,900	Marsh & McLennan Companies, Inc.	1,066,885

	Integrated Oil (2.5%)
1,660	BP PLC (ADR) (United Kingdom)	108,863
11,328	ConocoPhillips	674,356
5,600	Exxon Mobil Corp.	375,760
12,370	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	817,657
		1,976,636
	Internet Retail (0.1%)
3,400	Amazon.com, Inc. *	109,208

	Investment Banks/Brokers (2.5%)
1,120	Goldman Sachs Group, Inc. (The)	189,470
12,520	Merrill Lynch & Co., Inc.	979,314
44,310	Schwab (Charles) Corp. (The)	793,149
		1,961,933
	Life/Health Insurance (0.3%)
13,650	Aegon N.V. (NY Registered Shares) (Netherlands)	256,211

	Major Banks (1.6%)
13,455	Bank of America Corp.	720,784
7,720	PNC Financial Services Group	559,237
		1,280,021
	Major Telecommunications (3.9%)
5,376	Embarq Corp.	260,037
20,380	France Telecom S.A. (ADR) (France) *	475,058
64,507	Sprint Nextel Corp.	1,106,295
33,514	Verizon Communications, Inc.	1,244,375
		3,085,765
	Managed Health Care (0.5%)
3,610	CIGNA Corp.	419,915

	Media Conglomerates (2.9%)
11,410	Disney (Walt) Co. (The) *	352,683
70,540	Time Warner, Inc.	1,285,944
17,635	Viacom, Inc. (Class B) *	655,669
		2,294,296
	Medical Specialties (0.4%)
8,380	Applera Corp. - Applied Biosystems Group	277,462

	Motor Vehicles (0.5%)
12,730	Honda Motor Co., Ltd. (ADR) (Japan)	428,110

	Multi-Line Insurance (0.7%)
6,290	Hartford Financial Services Group, Inc. (The)	545,658

	Oil & Gas Pipelines (0.6%)
19,900	Williams Companies, Inc. (The)	475,013

	Oilfield Services/Equipment (0.7%)
9,020	Schlumberger Ltd. (Netherlands Antilles)	559,511

	Other Consumer Services (0.1%)
2,400	Block (H.&R.), Inc.	52,176

	Packaged Software (1.5%)
57,070	Symantec Corp. *	1,214,450

	Pharmaceuticals: Major (10.5%)
24,170	Abbott Laboratories	1,173,695
36,780	Bristol-Myers Squibb Co.	916,558
9,670	GlaxoSmithKline PLC (ADR) (United Kingdom)	514,734
21,580	Lilly (Eli) & Co.	1,230,060
31,400	Pfizer, Inc.	890,504
13,780	Roche Holdings Ltd. (ADR) (Switzerland) *	1,195,071
9,380	Sanofi-Aventis (ADR) (France)	417,129

56,510	Schering-Plough Corp.	1,248,306
16,330	Wyeth	830,217
		8,416,274
	Precious Metals (0.7%)
13,120	Newmont Mining Corp.	560,880

	Property - Casualty Insurers (3.0%)
15,760	Chubb Corp. (The)	818,890
22,603	St. Paul Travelers Companies, Inc. (The)	1,059,855
6,900	XL Capital Ltd. (Class A) (Cayman Islands)	474,030
		2,352,775
	Regional Banks (0.5%)
10,800	Fifth Third Bancorp	411,264

	Restaurants (0.4%)
7,390	McDonald’s Corp. *	289,097

	Semiconductors (1.6%)
37,489	Intel Corp.	771,149
30,200	Micron Technology, Inc. *	525,480
		1,296,629
	Specialty Insurance (0.3%)
1,080	MGIC Investment Corp.	64,767
3,600	PMI Group, Inc. (The)	157,716
		222,483
	Specialty Stores (0.3%)
6,150	Office Depot, Inc. *	244,155

	Telecommunication Equipment (0.4%)
13,915	Motorola, Inc.	347,875

	Tobacco (0.8%)
8,390	Altria Group, Inc.	642,254

	Total Common Stocks (Cost $42,314,673)	50,491,188

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Convertible Bonds (15.1%)
	Airlines (1.9%)
$1,500	Continental Airlines Inc.	4.50%	02/01/07	1,479,375

	Cable/Satellite TV (1.3%)
1,000	Echostar Communications Corp.	5.75	05/15/08	1,007,500

	Electric Utilities (0.7%)
173	PG&E Corp.	9.50	06/30/10	524,623

	Electronic Components (1.2%)
1,000	SCI Systems, Inc.	3.00	03/15/07	985,000

	Electronic Production Equipment (1.3%)
1,100	Veeco Instruments, Inc.	4.125	12/21/08	1,075,250

	Hotels/Resorts/Cruiselines (1.6%)
1,000	Hilton Hotels Corp. - 144A**	3.375	04/15/23	1,312,500

	Household/Personal Care (1.7%)
1,000	Church & Dwight Co., Inc. - 144A**	5.25	08/15/33	1,348,750

	Internet Retail (1.1%)
901	Amazon.com, Inc.	4.75	02/01/09	879,601

	Media Conglomerates (1.5%)
1,080	Walt Disney Co. (The)	2.125	04/15/23	1,220,400

	Semiconductors (2.8%)
1,450	Intel Corp. - 144A**	2.95	12/15/35	1,303,187
950	Skyworks Solutions, Inc.	4.75	11/15/07	947,625
				2,250,812
	Total Convertible Bonds (Cost $11,533,919)			12,083,811

	Corporate Bonds (10.7%)
	Agricultural Commodities/Milling (1.8%)
1,460	Corn Products International Inc.	8.25	07/15/07	1,483,856

	Broadcasting (1.6%)
1,200	Clear Channel Communications, Inc.	8.00	11/01/08	1,255,315

	Building Products (1.6%)
1,200	American Standard, Inc.	8.25	06/01/09	1,278,270

	Home Building (1.5%)
1,200	Toll Corp.	8.25	02/01/11	1,212,000

	Hotels/Resorts/Cruiselines (2.6%)
2,000	Starwood Hotels & Resorts Worldwide, Inc.	7.875	05/01/12	2,110,000

	Other Consumer Services (1.6%)
1,200	Roto-Rooter Inc.	8.75	02/24/11	1,251,000

	Total Corporate Bonds (Cost $8,912,642)			8,590,441

NUMBER OF
SHARES		VALUE
	Convertible Preferred Stocks (7.3%)
	Financial Conglomerates (1.1%)
27,000	Citigroup Funding Inc. (Series GNW) $1.239	880,875

	Investment Banks/Brokers (1.3%)
38,000	Lehman Brothers Holdings Inc. (Series GIS) $1.5625	1,037,400

	Life/Health Insurance (1.7%)
44,000	MetLife, Inc. (Series B) $1.594	1,307,240

	Pharmaceuticals: Major (0.4%)
6,200	Schering-Plough Corp. $3.00	344,658

	Property - Casualty Insurers (0.9%)
30,000	Travelers Property Casualty Corp. $1.125	738,600

	Real Estate Investment Trusts (0.6%)
9,000	Equity Residential Properties Trust (Series E) $1.75	506,700

	Telecommunication Equipment (1.3%)
1,000	Lucent Technologies Capital Trust I $77.50	1,022,500

	Total Convertible Preferred Stocks (Cost $5,232,042)	5,837,973

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Short-Term Investment (3.9%)
	Repurchase Agreement
$3,138	Joint repurchase agreement account (dated 09/29/06; proceeds $3,139,392) (a) (Cost $3,138,000)	5.325%	10/02/06	$3,138,000

	Total Investments
	(Cost $71,131,276) (b)		100.2%	80,141,413
	Liabilities in Excess of Other Assets		(0.2)	(203,555)
	Net Assets		100.0%	$79,937,858

ADR	American Depositary Receipt.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $11,031,552 and the aggregate gross unrealized depreciation is $2,021,415, resulting in net unrealized appreciation of $9,010,137.

Morgan Stanley Variable Investment Series - Dividend Growth

Portfolio of Investments - September 30, 2006

NUMBER OF
SHARES		VALUE
	Common Stocks (95.3%)
	Aerospace & Defense (2.7%)
99,205	Boeing Co.	$7,822,314
132,554	Northrop Grumman Corp.	9,022,951
		16,845,265
	Apparel/Footwear (1.5%)
124,823	V.F. Corp.	9,105,838

	Apparel/Footwear Retail (0.7%)
102,600	Nordstrom, Inc.	4,339,980

	Beverages: Alcoholic (1.6%)
140,951	Diageo PLC (ADR) (United Kingdom)	10,013,159

	Beverages: Non-Alcoholic (4.2%)
391,515	PepsiCo, Inc.	25,550,269

	Biotechnology (1.9%)
46,300	Genentech, Inc. *	3,829,010
64,759	Genzyme Corp. *	4,369,290
46,459	Gilead Sciences, Inc. *	3,191,733
		11,390,033
	Casino/Gaming (0.3%)
28,400	Harrah’s Entertainment, Inc.	1,886,612

	Chemicals: Agricultural (1.8%)
228,934	Monsanto Co.	10,762,187

	Computer Communications (2.5%)
673,130	Cisco Systems, Inc. *	15,481,990

	Computer Processing Hardware (1.6%)
70,198	Apple Computer, Inc. *	5,407,352
185,107	Dell Inc. *	4,227,844
		9,635,196

	Data Processing Services (1.6%)
201,221	Automatic Data Processing, Inc.	9,525,802

	Discount Stores (3.6%)
34,162	Sears Holdings Corp. *	5,400,671
298,931	Target Corp.	16,515,938
		21,916,609
	Drugstore Chains (0.9%)
172,003	CVS Corp.	5,524,736

	Electric Utilities (1.6%)
158,376	Exelon Corp.	9,588,083

	Financial Conglomerates (9.9%)
289,734	American Express Co.	16,248,283
332,570	Citigroup, Inc.	16,518,752
298,831	JPMorgan Chase & Co.	14,033,104
235,515	UBS AG (Switzerland)	13,968,395
		60,768,534
	Financial Publishing/Services (1.9%)
202,353	McGraw-Hill Companies, Inc. (The)	11,742,545

	Hotels/Resorts/Cruiselines (1.6%)
173,930	Starwood Hotels & Resorts Worldwide, Inc.	9,947,057

	Household/Personal Care (2.6%)
261,961	Procter & Gamble Co. (The)	16,236,343

	Industrial Conglomerates (7.2%)
64,607	3M Co.	4,808,053
415,416	General Electric Co.	14,664,185
387,400	United Technologies Corp.	24,541,790
		44,014,028
	Insurance Brokers/Services (0.3%)
69,235	Marsh & McLennan Companies, Inc.	1,948,965

	Integrated Oil (2.5%)
232,234	Exxon Mobil Corp.	15,582,901

	Internet Software/Services (1.5%)
14,896	Google, Inc. (Class A) *	5,986,702
128,010	Yahoo!, Inc. *	3,236,093
		9,222,795

	Investment Banks/Brokers (3.5%)
70,641	Goldman Sachs Group, Inc. (The)	11,950,338
125,548	Merrill Lynch & Co., Inc.	9,820,365
		21,770,703
	Investment Managers (2.5%)
40,700	Franklin Resources, Inc.	4,304,025
281,382	Mellon Financial Corp.	11,002,036
		15,306,061
	Life/Health Insurance (2.8%)
108,615	Lincoln National Corp.	6,742,819
187,409	MetLife, Inc.	10,622,342
		17,365,161
	Major Banks (0.6%)
68,593	Bank of America Corp.	3,674,527

	Major Telecommunications (0.8%)
91,012	ALLTEL Corp.	5,051,166

	Managed Health Care (1.9%)
104,705	Caremark Rx, Inc.	5,933,632
116,222	UnitedHealth Group Inc.	5,718,122
		11,651,754
	Media Conglomerates (0.8%)
271,300	Time Warner, Inc.	4,945,799

	Medical Specialties (3.4%)
46,243	Alcon, Inc. (Switzerland)	5,294,823
171,608	Baxter International, Inc.	7,801,300
99,866	Fisher Scientific International, Inc. *	7,813,516
		20,909,639
	Multi-Line Insurance (2.3%)
212,865	American International Group, Inc.	14,104,435

	Office Equipment/Supplies (1.8%)
250,015	Pitney Bowes, Inc.	11,093,166

	Oil & Gas Production (1.7%)
44,600	Devon Energy Corp.	2,816,490
179,679	XTO Energy Inc.	7,569,876
		10,386,366
	Oilfield Services/Equipment (1.8%)
100,955	Halliburton Co.	2,872,170
132,913	Schlumberger Ltd. (Netherlands Antilles)	8,244,593
		11,116,763

	Other Consumer Services (0.3%)
65,274	eBay Inc. *	1,851,171

	Packaged Software (3.4%)
130,631	Adobe Systems, Inc. *	4,892,131
236,300	Microsoft Corp.	6,458,079
337,756	Oracle Corp. *	5,991,791
66,000	SAP AG (ADR) (Germany)	3,267,000
		20,609,001
	Pharmaceuticals: Major (5.9%)
90,100	Abbott Laboratories	4,375,256
121,502	Johnson & Johnson	7,890,340
345,393	Pfizer, Inc.	9,795,345
271,716	Wyeth	13,814,041
		35,874,982
	Property - Casualty Insurers (1.0%)
85,033	XL Capital Ltd. (Class A) (Cayman Islands)	5,841,767

	Semiconductors (3.3%)
330,568	Intel Corp.	6,799,784
124,900	Microchip Technology Inc.	4,049,258
280,042	Texas Instruments Inc.	9,311,396
		20,160,438
	Telecommunication Equipment (1.1%)
189,496	QUALCOMM, Inc.	6,888,180

	Tobacco (2.4%)
191,069	Altria Group, Inc.	14,626,332

	Total Common Stocks (Cost $492,740,855)	584,256,338

PRINCIPAL
AMOUNT IN
THOUSANDS			VALUE
	Short-Term Investment (5.1%)
	Repurchase Agreement
$31,459	Joint repurchase agreement account 5.325% due 10/02/06 (dated 09/29/06; proceeds $31,468,307) (a) (Cost $31,459,000)		$31,459,000

	Total Investments (Cost $524,199,855) (b)	100.4%	615,715,338
	Liabilities in Excess of Other Assets	(0.4)	(2,608,982)
	Net Assets	100.0%	$613,106,356

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $98,683,944 and the aggregate gross unrealized depreciation is $7,168,461, resulting in net unrealized appreciation of $91,515,483.

Morgan Stanley Variable Investment Series - Global Dividend Growth

Portfolio of Investments - September 30, 2006 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (98.0%)

	Australia (1.1%)
	Beverages: Alcoholic
291,774	Foster’s Group Ltd.	$1,400,249

	Construction Materials
204,689	Boral Ltd.	1,102,823

	Total Australia	2,503,072

	Bermuda (4.2%)
	Apparel/Footwear
155,500	Yue Yuen Industrial (Holdings) Ltd.	483,012

	Industrial Conglomerates
81,856	Ingersoll-Rand Co. Ltd. (Class A)	3,108,891
223,362	Tyco International Ltd.	6,251,902
		9,360,793

	Total Bermuda	9,843,805

	Cayman Islands (1.5%)
	Property - Casualty Insurers
51,941	XL Capital Ltd. (Class A)	3,568,347

	France (7.7%)
	Construction Materials
26,043	Lafarge S.A.	3,361,693

	Integrated Oil
58,573	Total S.A.	3,843,502

	Major Banks
58,853	BNP Paribas S.A.	6,331,983

	Major Telecommunications
52,526	France Telecom S.A.	1,205,514

	Pharmaceuticals: Major
35,600	Sanofi-Aventis	3,168,884

	Total France	17,911,576

	Germany (1.6%)
	Chemicals: Major Diversified
15,389	BASF AG	1,232,262

	Motor Vehicles
47,778	Bayerische Motoren Werke (BMW) AG	2,559,005

	Total Germany	3,791,267

	Ireland (3.1%)
	Food: Specialty/Candy
124,006	Kerry Group PLC (A Shares)	2,940,381

	Major Banks
214,906	Bank of Ireland	4,201,962

	Total Ireland	7,142,343

	Italy (1.8%)
	Integrated Oil
143,023	ENI SpA	4,238,223

	Japan (8.0%)
	Electrical Products
192,500	Sumitomo Electric Industries, Ltd.	2,605,447

	Electronic Equipment/Instruments
72,900	Canon, Inc.	3,801,117

	Household/Personal Care
95,000	Kao Corp.	2,533,012

	Motor Vehicles
186,900	Nissan Motor Co., Ltd.	2,093,014

	Pharmaceuticals: Major
63,000	Takeda Pharmaceutical Co., Ltd.	3,930,168

	Pharmaceuticals: Other
56,700	Astellas Pharma Inc.	2,279,711

	Property - Casualty Insurers
108,000	Mitsui Sumitomo Insurance Co., Ltd.	1,350,229

	Total Japan	18,592,698

	Netherlands (5.5%)
	Engineering & Construction
44,674	Chicago Bridge & Iron Company N.V.	1,074,856

	Food: Major Diversified
140,370	Unilever NV (Shares Certificates)	3,452,990

	Industrial Conglomerates
31,801	Koninklijke (Royal) Philips Electronics NV	1,115,756

	Integrated Oil
75,705	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	5,004,101

	Publishing: Books/Magazines
79,256	Wolters Kluwer NV (Share Certificates)	2,067,215

	Total Netherlands	12,714,918

	New Zealand (0.6%)
	Major Telecommunications
467,290	Telecom Corporation of New Zealand Ltd.	1,326,141

	Singapore (0.8%)
	Other Transportation
1,862,000	ComfortDelGro Corp. Ltd.	1,980,726

	South Korea (0.8%)
	Wireless Telecommunications
78,550	SK Telecom Co., Ltd. (ADR)	1,856,137

	Spain (2.2%)
	Major Banks
118,052	Banco Bilbao Vizcaya Argentaria, S.A.	2,731,841

	Major Telecommunications
140,612	Telefonica S.A.	2,437,307

	Total Spain	5,169,148

	Switzerland (3.1%)
	Chemicals: Agricultural
19,279	Syngenta AG (Registered Shares) *	2,906,955

	Financial Conglomerates
51,847	UBS AG (Registered Shares)	3,100,540

	Pharmaceuticals: Major
18,768	Novartis AG (Registered Shares)	1,095,350

	Total Switzerland	7,102,845

	Taiwan (0.6%)
	Major Telecommunications
85,589	Chunghwa Telecom Co., Ltd. (ADR)	1,481,556

	United Kingdom (19.4%)
	Advertising/Marketing Services
106,564	WPP Group PLC	1,320,045

	Aerospace & Defense
445,698	Rolls-Royce Group PLC *	3,777,975

	Beverages: Alcoholic
131,058	Diageo PLC	2,313,799

	Financial Conglomerates
939,874	Old Mutual Plc	2,945,810

	Food Retail
671,042	Morrison (W.M.) Supermarkets PLC	3,054,378

	Food: Specialty/Candy
490,220	Cadbury Schweppes PLC	5,214,849

	Investment Managers
98,326	Amvescap PLC	1,067,128

	Major Banks
270,138	Barclays PLC	3,406,950
109,314	Royal Bank of Scotland Group PLC	3,761,644
		7,168,594

	Pharmaceuticals: Major
223,291	GlaxoSmithKline PLC	5,941,431

	Publishing: Books/Magazines
372,994	Reed Elsevier PLC	4,135,332

	Tobacco
125,027	Imperial Tobacco Group PLC	4,164,319

	Wireless Telecommunications
1,734,645	Vodafone Group PLC	3,968,073

	Total United Kingdom	45,071,733

	United States (36.0%)
	Aerospace & Defense
46,190	Boeing Co.	3,642,082
17,406	Northrop Grumman Corp.	1,184,826
		4,826,908

	Aluminum
56,624	Alcoa, Inc.	1,587,737

	Computer Peripherals
264,120	EMC Corp. *	3,164,158

	Computer Processing Hardware
64,380	Hewlett-Packard Co.	2,362,102

	Data Processing Services
52,042	First Data Corp.	2,185,764

	Electric Utilities
31,841	American Electric Power Co., Inc.	1,158,057
32,047	Dominion Resources, Inc.	2,451,275
		3,609,332

	Finance/Rental/Leasing
66,471	Freddie Mac	4,409,021

	Financial Conglomerates
123,195	Citigroup, Inc.	6,119,096

	Information Technology Services
59,731	International Business Machines Corp.	4,894,358

	Insurance Brokers/Services
130,743	Marsh & McLennan Companies, Inc.	3,680,415

	Integrated Oil
60,831	Chevron Corp.	3,945,499

	Investment Banks/Brokers
42,793	Merrill Lynch & Co., Inc.	3,347,268

	Investment Managers
88,055	Mellon Financial Corp.	3,442,951

	Major Telecommunications
44,343	AT&T Inc.	1,443,808
64,049	Verizon Communications Inc.	2,378,139
		3,821,947
	Managed Health Care
35,696	UnitedHealth Group Inc.	1,756,243

	Multi-Line Insurance
18,421	American International Group, Inc.	1,220,575

	Packaged Software
74,658	McAfee Inc. *	1,826,135

	Pharmaceuticals: Major
101,144	Bristol-Myers Squibb Co.	2,520,508
145,547	Pfizer, Inc.	4,127,713
236,237	Schering-Plough Corp.	5,218,475
98,752	Wyeth	5,020,552
		16,887,248

	Property - Casualty Insurers
81,806	St. Paul Travelers Companies, Inc. (The)	3,835,883

	Publishing: Newspapers
31,780	New York Times Co. (The) (Class A)	730,304

	Tobacco
79,256	Altria Group, Inc.	6,067,047

	Total United States	83,719,991

	Total Common Stocks	228,014,526
	(Cost $166,273,363)

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (1.9%)
	Repurchase Agreement
$4,277	Joint repurchase agreement account 5.30% due 10/02/06 (dated 09/29/06; proceeds $4,278,889) (a) (Cost $4,277,000)		4,277,000

	Total Investments (Cost $170,550,363) (b)	99.9%	232,291,526
	Other Assets in Excess of Liabilities	0.1	347,606

	Net Assets	100.0%	$232,639,132

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $65,322,846 and the aggregate gross unrealized depreciation is $3,581,683, resulting in net unrealized appreciation of $61,741,163.

Morgan Stanley Variable Investment Series - Global Dividend Growth

Summary of Investments - September 30, 2006 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	NET ASSETS

Pharmaceuticals: Major	$31,023,081	13.3%
Major Banks	20,434,380	8.8
Integrated Oil	17,031,325	7.3
Financial Conglomerates	12,165,446	5.2
Industrial Conglomerates	10,476,549	4.5
Major Telecommunications	10,272,465	4.4
Tobacco	10,231,366	4.4
Property - Casualty Insurers	8,754,459	3.8
Aerospace & Defense	8,604,883	3.7
Food: Specialty/Candy	8,155,230	3.5
Publishing: Books/Magazines	6,202,547	2.7
Wireless Telecommunications	5,824,210	2.5
Information Technology Services	4,894,358	2.1
Motor Vehicles	4,652,019	2.0
Investment Managers	4,510,079	1.9
Construction Materials	4,464,516	1.9
Finance/Rental/Leasing	4,409,021	1.9
Repurchase Agreement	4,277,000	1.9
Electronic Equipment/Instruments	3,801,117	1.6
Beverages: Alcoholic	3,714,048	1.6
Insurance Brokers/Services	3,680,415	1.6
Electric Utilities	3,609,332	1.6
Food: Major Diversified	3,452,990	1.5
Investment Banks/Brokers	3,347,268	1.4
Computer Peripherals	3,164,158	1.4
Food Retail	3,054,378	1.3
Chemicals: Agricultural	2,906,955	1.2
Electrical Products	2,605,447	1.1
Household/Personal Care	2,533,012	1.1
Computer Processing Hardware	2,362,102	1.0
Pharmaceuticals: Other	2,279,711	1.0
Data Processing Services	2,185,764	0.9
Other Transportation	1,980,726	0.9
Packaged Software	1,826,135	0.8
Managed Health Care	1,756,243	0.8
Aluminum	1,587,737	0.7
Advertising/Marketing Services	1,320,045	0.6
Chemicals: Major Diversified	1,232,262	0.5
Multi-Line Insurance	1,220,575	0.5
Engineering & Construction	1,074,856	0.5
Publishing: Newspapers	730,304	0.3
Apparel/Footwear	483,012	0.2
	$232,291,526	99.9%

Morgan Stanley Variable Investment Series - European Equity

Portfolio of Investments - September 30, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (98.6%)
	Austria (1.0%)
	Major Telecommunications
75,396	Telekom Austria AG	$1,902,482

	Belgium (1.9%)
	Electronic Equipment/Instruments
64,866	Agfa Gevaert NV	1,538,077

	Other Metals/Minerals
12,865	Umicore	1,903,706

	Total Belgium	3,441,783

	France (17.9%)
	Construction Materials
28,795	Lafarge S.A.	3,716,928

	Electric Utilities
53,240	Electricite de France (EDF)	2,956,864

	Electrical Products
34,306	Schneider Electric S.A.	3,825,826

	Gas Distributors
52,865	Gaz de France (GDF) (a)	2,104,831

	Integrated Oil
104,708	Total S.A.	6,870,834

	Major Banks
53,775	BNP Paribas S.A.	5,785,642

	Major Telecommunications
161,113	France Telecom S.A.	3,697,672

	Motor Vehicles
16,374	Renault S.A.	1,877,944

	Pharmaceuticals: Major
17,497	Sanofi-Aventis	1,557,471

	Total France	32,394,012

	Germany (12.3%)
	Industrial Conglomerates
36,381	MAN AG (a)	3,078,790
20,630	Siemens AG (Registered Shares)	1,799,728
		4,878,518
	Investment Banks/Brokers
49,482	AWD Holding AG	1,787,553

	Major Banks
72,944	Commerzbank AG	2,455,689

	Medical/Nursing Services
15,258	Fresenius Medical Care AG & Co. KGaA	1,981,921

	Motor Vehicles
52,605	Bayerische Motoren Werke (BMW) AG	2,817,541

	Multi-Line Insurance
25,699	Allianz SE (Registered Shares)	4,447,383
25,491	Muenchener Rueckver AG (Registered Shares)	4,030,950
		8,478,333

	Total Germany	22,399,555

	Greece (2.9%)
	Major Banks
69,284	National Bank of Greece S.A.	2,981,701

	Regional Banks
72,242	EFG Eurobank Ergasias	2,213,125

	Total Greece	5,194,826

	Italy (4.4%)
	Major Banks
304,398	Banca Intesa SpA	2,003,219
443,239	Banca Monte dei Paschi di Siena SpA	2,686,489
388,304	UniCredito Italiano SpA	3,222,558

	Total Italy	7,912,266

	Netherlands (8.5%)
	Air Freight/Couriers
72,683	TNT NV	2,756,567

	Financial Conglomerates
44,069	ING Groep NV (Share Certificates)	1,938,460

	Food: Major Diversified
76,852	Unilever NV (Share Certificates)	1,890,498

	Food: Specialty/Candy
37,992	Royal Numico NV	1,710,172

	Publishing: Books/Magazines
273,711	Wolters Kluwer NV (Share Certificates)	7,139,138

	Total Netherlands	15,434,835

	Norway (1.0%)
	Pulp & Paper
119,125	Norske Skogindustrier ASA	1,789,666

	Spain (3.1%)
	Major Banks
162,565	Banco Bilbao Vizcaya Argentaria, S.A.	3,761,917

	Major Telecommunications
104,345	Telefonica S.A.	1,808,670

	Total Spain	5,570,587

	Sweden (4.3%)
	Industrial Machinery
64,591	Atlas Copco AB (A Shares)	1,695,961
292,656	Sandvik AB	3,353,125
		5,049,086

	Telecommunication Equipment
823,097	Telefonaktiebolaget LM Ericsson (B Shares)	2,851,661

	Total Sweden	7,900,747

	Switzerland (15.7%)
	Chemicals: Specialty
31,299	Ciba Specialty Chemicals AG (Registered Shares)	1,889,250

	Food: Major Diversified
11,081	Nestle S.A. (Registered Shares)	3,862,581

	Major Banks
31,485	Credit Suisse Group (Registered Shares)	1,821,186

	Medical Specialties
7,300	Nobel Biocare Holding AG Bearer	1,796,110

	Multi-Line Insurance
7,891	Zurich Financial Services AG (Registered Shares)	1,938,367

	Other Consumer Specialties
77,320	Compagnie Financiere Richemont AG (Series A) (Units) †	3,721,349

	Pharmaceuticals: Major
99,351	Novartis AG (Registered Shares)	5,798,387
25,536	Roche Holding AG	4,413,882
		10,212,269
	Property - Casualty Insurers
41,795	Swiss Re (Registered Shares)	3,197,779

	Total Switzerland	28,438,891

	United Kingdom (25.6%)
	Aerospace & Defense
228,972	Rolls-Royce Group PLC*	1,940,889

	Containers/Packaging
183,627	Rexam PLC	1,963,690

	Financial Conglomerates
718,174	Old Mutual PLC	2,250,944

	Food Retail
464,870	Morrison (W.M.) Supermarkets PLC	2,115,946
409,846	Tesco PLC	2,760,854
		4,876,800
	Food: Specialty/Candy
177,199	Cadbury Schweppes PLC	1,885,003

	Household/Personal Care
68,291	Reckitt Benckiser PLC	2,829,185

	Integrated Oil
247,511	Royal Dutch Shell PLC (A Shares)	8,160,572

	Investment Managers
112,023	Man Group PLC	939,086

	Major Banks
388,992	HSBC Holdings PLC	7,093,208

	Multi-Line Insurance
129,440	Aviva PLC	1,896,490

	Other Metals/Minerals
83,802	Anglo American PLC	3,501,574

	Pharmaceuticals: Major
28,832	AstraZeneca PLC	1,800,866
61,571	GlaxoSmithKline PLC	1,638,310
		3,439,176
	Publishing: Books/Magazines
176,865	Reed Elsevier PLC	1,960,877

	Tobacco
67,229	British American Tobacco PLC	1,816,536
54,958	Imperial Tobacco Group PLC	1,830,506
		3,647,042

	Total United Kingdom	46,384,536

	Total Common Stocks
	(Cost $140,740,465)	178,764,186

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (3.9%)
	Short-Term Debt Securities held as Collateral on Loaned Securities (2.6%)
$118	Alliance & Leister Plc., 5.32%, 10/29/07 (b)	117,698
235	Amsouth Bank, 5.30%, 11/13/06 (b)	235,395
59	Bancaja, 5.37%, 10/29/07 (b)	58,849
	Bank of America,
2	5.31%, 11/07/06 (b)	2,354
12	5.31%, 11/07/06 (b)	11,770
12	5.31%, 11/07/06 (b)	11,770
188	5.32%, 05/15/07 (b)	188,316
59	Bank of New York Co., Inc., 5.32%, 10/29/07 (b)	58,849
	Bear Stearns,
47	5.44%, 03/08/07 (b)	47,097
71	5.44%, 03/12/07 (b)	70,618
118	5.37%, 10/29/07 (b)	117,698
118	BNP Paribas Mtn., 5.36%, 10/29/07 (b)	117,698
82	CIC NY, 5.31%, 09/04/07 (b)	82,377
55	Ciesco, LLC, 5.30%, 10/10/06	54,921
120	Dekabank Deutsche Girozentrale, 5.51% 10/29/07 (b)	120,051
731	Deutsche Bank Securities Inc., 5.40%, 10/02/06	731,001
118	Dexia Bank NY, 5.33%, 09/28/07 (b)	117,674
118	Five Finance Inc., 5.33%, 11/17/06 (b)	117,700
	Goldman Sachs Group, Inc.
111	5.49%, 10/01/07 (b)	110,636
59	5.38%, 10/29/07 (b)	58,849
59	HSBC Finance Corp., 5.32%, 10/29/07 (b)	58,849
59	Liberty Lighthouse US Capital, 5.33%, 02/01/07 (b)	58,843
	Manufacturers and Traders,
35	5.31%, 12/29/06 (b)	35,307
235	5.32%, 04/19/07 (b)	235,376
62	Merrill Lynch and Co., 5.46%, 04/26/07 (b)	61,886
59	Natexis Banques Populaires NY, 5.35%, 02/28/07 (b)	58,849
	National City Bank Cleveland
112	5.32%, 03/01/07 (b)	111,802
59	5.32%, 09/18/07 (b)	58,844
235	National Rural Utilites Coop., Fin., 5.32%, 10/29/07 (b)	235,395
136	Nationwide Building Society, 5.42%, 10/01/07 (b)	136,529
117	Newport Funding Corp., 5.33%, 10/02/06	116,850
177	Nordea Bank New York, 5.31%, 05/16/07 (b)	176,540
	Norinchukin Bank NY,
59	5.31%, 10/10/06	58,875
118	5.33%, 11/01/06	117,698

	Rhein-Main Securitisaton Limited,
84	5.30%, 10/05/06		84,116
23	5.30%, 10/20/06		23,436
117	Scaldis Capital LLC, 5.29%, 10/20/06		117,181
118	Skandi New York, 5.32%, 10/29/07 (b)		117,698
118	SLM Corp., 5.33%, 10/29/07 (b)		117,698
23	Ticonderoga Funding LLC, 5.29%, 10/25/06		23,436
82	Unicredito Italiano Bank (IRE) PLC, 5.34%, 10/29/07 (b)		82,388
	Wells Fargo Bank San Franciso N.A.,
23	5.30%, 12/01/06 (b)		23,539
176	5.31%, 12/18/06 (b)		176,544

	Total Short-Term Debt Securities held as Collateral on Loaned Securities
	(Cost $4,719,000)		4,719,000

	Repurchase Agreement (1.3%)
2,423	Joint repurchase agreement account 5.30% due 10/02/06
	(dated 09/29/06; proceeds $2,423,713) (c) (Cost $2,423,000)		2,423,000

	Total Short-Term Investments
	(Cost $7,142,000)		7,142,000

	Total Investments
	(Cost $147,882,465)	102.5%	185,906,186

	Liabilities in Excess of Other Assets	(2.5)	(4,596,484)

	Net Assets	100.0%	$181,309,702

*	Non-income producing security.
†	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(a)	All or portion of securities on loan at September 30, 2006. The value of the loaned securities and related collateral outstanding are $4,520,911 and $4,719,000, respectively.
(b)	Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rate shown are those in effect on September 30, 2006.
(c)	Collateralized by federal agency and U.S. Treasury obligations.
(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $38,727,682 and the aggregate gross unrealized depreciation is $703,961 resulting in net unrealized appreciation of $38,023,721.

Forward Foreign Currency Contracts Open at September 30, 2006:

CONTRACTS TO		IN EXCHANGE		DELIVERY	UNREALIZED
DELIVER		FOR		DATE	DEPRECIATION
GBP	32,660	EUR	48,104	11/08/06	$8

Currency Abbreviations:
EUR	Euro.
GBP	British Pound.

Morgan Stanley Variable Investment Series - European Equity

Summary of Investments - September 30, 2006 (unaudited)

			PERCENT OF
INDUSTRY	VALUE		NET ASSETS
Major Banks	$31,811,609		17.5%
Pharmaceuticals: Major	15,208,916		8.4
Integrated Oil	15,031,406		8.3
Multi-Line Insurance	12,313,190		6.8
Publishing: Books/Magazines	9,100,015		5.0
Major Telecommunications	7,408,824		4.1
Food: Major Diversified	5,753,079		3.2
Other Metals/Minerals	5,405,280		3.0
Industrial Machinery	5,049,086		2.8
Industrial Conglomerates	4,878,518		2.7
Food Retail	4,876,800		2.7
Motor Vehicles	4,695,485		2.6
Collateral on Loaned Securities	4,719,000		2.6
Financial Conglomerates	4,189,404		2.3
Electrical Products	3,825,826		2.1
Other Consumer Specialties	3,721,349		2.0
Construction Materials	3,716,928		2.0
Tobacco	3,647,042		2.0
Food: Specialty/Candy	3,595,175		2.0
Property - Casualty Insurers	3,197,779		1.8
Electric Utilities	2,956,864		1.6
Telecommunication Equipment	2,851,661		1.6
Household/Personal Care	2,829,185		1.6
Air Freight/Couriers	2,756,567		1.5
Repurchase Agreement	2,423,000		1.3
Regional Banks	2,213,125		1.2
Gas Distributors	2,104,831		1.2
Medical/Nursing Services	1,981,921		1.1
Containers/Packaging	1,963,690		1.1
Aerospace & Defense	1,940,889		1.1
Chemicals: Specialty	1,889,250		1.0
Medical Specialties	1,796,110		1.0
Pulp & Paper	1,789,666		1.0
Investment Banks/Brokers	1,787,553		1.0
Electronic Equipment/Instruments	1,538,077		0.8
Investment Managers	939,086		0.5
	$185,906,186	*	102.5%

*   Does not include open forward foreign currency contracts with net unrealized depreciation of $8.

Morgan Stanley Variable Investment Series - Equity

Portfolio of Investments - September 30, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (98.6%)
	Air Freight/Couriers (5.2%)
269,535	C.H. Robinson Worldwide, Inc.	$12,015,870
307,880	Expeditors International of Washington, Inc.	13,725,290
		25,741,160
	Apparel/Footwear (3.0%)
428,694	Coach, Inc.*	14,747,074

	Apparel/Footwear Retail (2.7%)
187,685	Abercrombie & Fitch Co. (Class A)	13,040,354

	Broadcasting (2.1%)
479,652	Grupo Televisa S.A. - CPO (ADR) (Mexico)	10,197,402

	Chemicals: Agricultural (4.9%)
513,592	Monsanto Co.	24,143,960

	Data Processing Services (1.9%)
226,194	First Data Corp.	9,500,148

	Discount Stores (7.8%)
306,678	Costco Wholesale Corp.	15,235,763
143,968	Sears Holdings Corp.*	22,759,901
		37,995,664
	Financial Conglomerates (8.2%)
260,362	American Express Co.	14,601,101
572,079	Brookfield Asset Management Inc. (Class A) (Canada)	25,365,983
		39,967,084
	Financial Publishing/Services (3.0%)
222,147	Moody’s Corp.	14,523,971

	Home Building (2.7%)
211,669	Desarrolladora Homex S.A. de C.V. (ADR) (Mexico)*	7,992,621
9,823	NVR, Inc.*	5,255,305
		13,247,926
	Hotels/Resorts/Cruiselines (2.5%)
317,805	Marriott International, Inc. (Class A)	12,279,985

	Internet Retail (1.9%)
291,166	Amazon.com, Inc.*	9,352,252

	Internet Software/Services (11.5%)
234,185	Akamai Technologies, Inc.*	11,706,908
66,155	Google, Inc. (Class A)*	26,587,695
712,114	Yahoo!, Inc.*	18,002,242
		56,296,845
	Investment Banks/Brokers (3.0%)
221,771	Greenhill & Co., Inc.	14,863,092

	Medical Specialties (2.9%)
357,822	Dade Behring Holdings, Inc.	14,370,133

	Miscellaneous Commercial Services (7.5%)
259,212	Corporate Executive Board Co. (The)	23,305,751
317,703	Iron Mountain Inc.*	13,642,167
		36,947,918
	Oil & Gas Production (6.6%)
668,263	Ultra Petroleum Corp. (Canada)*	32,150,133

	Other Consumer Services (7.0%)
870,459	eBay Inc.*	24,686,217
88,206	Strayer Education, Inc.	9,544,771
		34,230,988

	Personnel Services (1.7%)
234,216	Monster Worldwide, Inc.*		8,476,277

	Property - Casualty Insurers (2.9%)
4,473	Berkshire Hathaway Inc. (Class B)*		14,197,302

	Services to the Health Industry (2.5%)
174,814	Stericycle, Inc.*		12,200,269

	Specialty Telecommunications (2.5%)
343,638	Crown Castle International Corp.*		12,109,803

	Tobacco (1.6%)
144,691	Loews Corp.- Carolina Group		8,014,434

	Wireless Telecommunications (3.0%)
375,355	America Movil S.A. de C.V. (Series L) (ADR) (Mexico)		14,777,726

	Total Common Stocks (Cost $433,362,323)		483,371,900

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (1.4%)
	Repurchase Agreement
$6,853	Joint repurchase agreement account 5.325% due 10/02/06 (dated 09/29/06;
	proceeds $6,856,041) (a) (Cost $6,853,000)		6,853,000

	Total Investments (Cost $440,215,323) (b)	100.0%	490,224,900

	Liabilities in Excess of Other Assets	(0.0)	(182,184)

	Net Assets	100.0%	$490,042,716

ADR                                                                       American Depositary Receipt.

*                                                                                         Non-income producing security.

(a)                                                                               Collateralized by federal agency and U.S. Treasury obligations.

(b)                                                                               The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $76,188,408 and the aggregate gross unrealized depreciation is $26,178,831, resulting in net unrealized appreciation of $50,009,577.

Morgan Stanley Variable Investment Series - S & P 500 Index

Portfolio of Investments - September 30, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (99.0%)
	Advertising/Marketing Services (0.2%)
9,421	Interpublic Group of Companies, Inc. (The)*	$93,268
3,684	Omnicom Group, Inc.	344,822
		438,090
	Aerospace & Defense (1.6%)
17,069	Boeing Co.	1,345,891
8,662	General Dynamics Corp.	620,806
2,676	Goodrich Corp.	108,432
2,634	L-3 Communications Holdings, Inc.	206,321
7,648	Lockheed Martin Corp.	658,187
7,398	Northrop Grumman Corp.	503,582
9,635	Raytheon Co.	462,576
3,681	Rockwell Collins, Inc.	201,866
		4,107,661
	Agricultural Commodities/Milling (0.2%)
14,080	Archer-Daniels-Midland Co.	533,350

	Air Freight/Couriers (0.9%)
6,579	FedEx Corp.	715,006
23,213	United Parcel Service, Inc. (Class B)	1,669,943
		2,384,949
	Airlines (0.1%)
16,879	Southwest Airlines Co.	281,204

	Aluminum (0.2%)
18,615	Alcoa, Inc.	521,965

	Apparel/Footwear (0.4%)
7,856	Coach, Inc.*	270,246
2,431	Jones Apparel Group, Inc.	78,862
2,215	Liz Claiborne, Inc.	87,515
4,113	Nike, Inc. (Class B)	360,381
1,896	V.F. Corp.	138,313
		935,317
	Apparel/Footwear Retail (0.3%)
11,564	Gap, Inc. (The)	219,138
7,294	Limited Brands, Inc.	193,218
4,904	Nordstrom, Inc.	207,439
9,652	TJX Companies, Inc. (The)	270,546
		890,341
	Auto Parts: O.E.M. (0.2%)
3,221	Eaton Corp.	221,766
4,199	Johnson Controls, Inc.	301,236
		523,002
	Automotive Aftermarket (0.0%)
3,827	Goodyear Tire & Rubber Co. (The)*	55,492

	Beverages: Alcoholic (0.4%)
16,506	Anheuser-Busch Companies, Inc.	784,200
1,686	Brown-Forman Corp. (Class B)	129,232
4,528	Constellation Brands Inc. (Class A)*	130,316
980	Molson Coors Brewing Co. (Class B)	67,522
		1,111,270
	Beverages: Non-Alcoholic (1.7%)
43,760	Coca-Cola Co. (The)	1,955,197
5,918	Coca-Cola Enterprises Inc.	123,272
2,917	Pepsi Bottling Group, Inc. (The)	103,553
35,402	PepsiCo, Inc.	2,310,335
		4,492,357
	Biotechnology (1.3%)
25,135	Amgen Inc.*	1,797,907
7,378	Biogen Idec Inc.*	329,649
5,612	Genzyme Corp.*	378,642
9,810	Gilead Sciences, Inc.*	673,947
5,141	MedImmune, Inc.*	150,169
1,148	Millipore Corp.*	70,372
		3,400,686

	Broadcasting (0.2%)
10,657	Clear Channel Communications, Inc.	307,454
5,388	Univision Communications, Inc. (Class A)*	185,024
		492,478
	Building Products (0.2%)
3,747	American Standard Companies, Inc.	157,262
8,548	Masco Corp.	234,386
		391,648
	Cable/Satellite TV (0.6%)
44,938	Comcast Corp. (Class A)*	1,655,965

	Casino/Gaming (0.2%)
3,990	Harrah’s Entertainment, Inc.	265,056
7,288	International Game Technology	302,452
		567,508
	Chemicals: Agricultural (0.2%)
11,656	Monsanto Co.	547,949

	Chemicals: Major Diversified (0.7%)
20,600	Dow Chemical Co. (The)	802,988
19,793	Du Pont (E.I.) de Nemours & Co.	847,932
1,766	Eastman Chemical Co.	95,399
2,454	Hercules Inc.*	38,700
3,082	Rohm & Haas Co.	145,933
		1,930,952
	Chemicals: Specialty (0.4%)
4,731	Air Products & Chemicals, Inc.	313,996
1,359	Ashland Inc.	86,677
6,922	Praxair, Inc.	409,506
1,425	Sigma-Aldrich Corp.	107,830
		918,009
	Coal (0.1%)
3,937	CONSOL Energy, Inc.	124,921

	Commercial Printing/Forms (0.1%)
4,645	Donnelley (R.R.) & Sons Co.	153,099

	Computer Communications (1.3%)
9,812	Avaya Inc.*	112,249
131,084	Cisco Systems, Inc.*	3,014,932
12,148	Juniper Networks, Inc.*	209,917
3,421	QLogic Corp.*	64,657
		3,401,755
	Computer Peripherals (0.4%)
49,355	EMC Corp.*	591,273
2,154	Lexmark International, Inc. (Class A)*	124,200
7,997	Network Appliance, Inc.*	295,969
4,225	Seagate Technology Inc. (Escrow) (a)	0
		1,011,442
	Computer Processing Hardware (2.0%)
18,263	Apple Computer, Inc.*	1,406,799
48,778	Dell Inc.*	1,114,090
58,813	Hewlett-Packard Co.	2,157,849
3,869	NCR Corp.*	152,748
75,354	Sun Microsystems, Inc.*	374,509
		5,205,995
	Construction Materials (0.1%)
2,072	Vulcan Materials Co.	162,134

	Containers/Packaging (0.2%)
2,238	Ball Corp.	90,527
2,264	Bemis Company, Inc.	74,395
2,963	Pactiv Corp.*	84,208
1,741	Sealed Air Corp.	94,223
2,335	Temple-Inland Inc.	93,634
		436,987
	Contract Drilling (0.4%)
6,786	Nabors Industries, Ltd. (Bermuda)*	201,884
2,945	Noble Corp. (Cayman Islands)	189,010
2,380	Rowan Companies, Inc.	75,279
6,765	Transocean Inc. (Cayman Islands)*	495,401
		961,574

	Data Processing Services (0.8%)
2,546	Affiliated Computer Services, Inc. (Class A)*	132,036
11,930	Automatic Data Processing, Inc.	564,766
3,687	Computer Sciences Corp.*	181,105
2,981	Convergys Corp.*	61,558
16,430	First Data Corp.	690,060
3,741	Fiserv, Inc.*	176,164
7,268	Paychex, Inc.	267,826
		2,073,515
	Department Stores (0.5%)
1,298	Dillard’s, Inc. (Class A)	42,484
11,671	Federated Department Stores, Inc.	504,304
7,030	Kohl’s Corp.*	456,388
4,814	Penney (J.C.) Co., Inc.	329,229
		1,332,405
	Discount Stores (1.8%)
2,338	Big Lots, Inc.*	46,316
10,049	Costco Wholesale Corp.	499,234
6,732	Dollar General Corp.	91,757
3,256	Family Dollar Stores, Inc.	95,205
1,786	Sears Holdings Corp.*	282,349
18,439	Target Corp.	1,018,755
52,817	Wal-Mart Stores, Inc.	2,604,934
		4,638,550
	Drugstore Chains (0.6%)
17,638	CVS Corp.	566,533
21,645	Walgreen Co.	960,821
		1,527,354
	Electric Utilities (3.1%)
14,217	AES Corp. (The)*	289,885
3,527	Allegheny Energy, Inc.*	141,680
4,421	Ameren Corp.	233,385
8,460	American Electric Power Co., Inc.	307,690
6,724	CenterPoint Energy, Inc.	96,288
4,776	CMS Energy Corp.*	68,965
5,292	Consolidated Edison, Inc.	244,490
3,864	Constellation Energy Group, Inc.	228,749
7,577	Dominion Resources, Inc.	579,565
3,817	DTE Energy Co.	158,444
26,906	Duke Energy Corp.	812,561
6,996	Edison International	291,313
4,474	Entergy Corp.	350,001
14,376	Exelon Corp.	870,323
7,083	FirstEnergy Corp.	395,656
8,684	FPL Group, Inc.	390,780
7,474	PG&E Corp.	311,292
2,142	Pinnacle West Capital Corp.	96,497
8,181	PPL Corp.	269,155
5,440	Progress Energy, Inc.	246,867
5,405	Public Service Enterprise Group, Inc.	330,732
15,939	Southern Co. (The)	549,258
4,508	TECO Energy, Inc.	70,550
9,907	TXU Corp.	619,386
8,717	Xcel Energy, Inc.	180,006
		8,133,518
	Electrical Products (0.4%)
3,663	American Power Conversion Corp.	80,439
1,966	Cooper Industries Ltd. (Class A) (Bermuda)	167,543
8,754	Emerson Electric Co.	734,110
3,037	Molex Inc.	118,352
		1,100,444
	Electronic Components (0.2%)
3,966	Jabil Circuit, Inc.	113,309
4,208	SanDisk Corp.*	225,296
11,507	Sanmina-SCI Corp.*	43,036
19,747	Solectron Corp.*	64,375
		446,016
	Electronic Equipment/Instruments (0.5%)
8,776	Agilent Technologies, Inc.*	286,887
36,385	JDS Uniphase Corp.*	79,683
3,778	Rockwell Automation, Inc.	219,501
5,480	Symbol Technologies, Inc.	81,433
1,806	Tektronix, Inc.	52,248

3,384	Thermo Electron Corp.*	133,093
21,005	Xerox Corp.*	326,838
		1,179,683
	Electronic Production Equipment (0.3%)
29,838	Applied Materials, Inc.	529,028
4,275	KLA-Tencor Corp.	190,109
2,646	Novellus Systems, Inc.*	73,188
4,230	Teradyne, Inc.*	55,667
		847,992
	Electronics/Appliance Stores (0.2%)
8,730	Best Buy Co., Inc.	467,579
3,028	Circuit City Stores - Circuit City Group	76,033
2,922	RadioShack Corp.	56,394
		600,006
	Electronics/Appliances (0.2%)
6,168	Eastman Kodak Co.	138,163
1,399	Harman International Industries, Inc.	116,733
1,684	Whirlpool Corp.	141,641
		396,537
	Engineering & Construction (0.1%)
1,881	Fluor Corp.	144,630

	Environmental Services (0.2%)
5,446	Allied Waste Industries, Inc.*	61,376
11,606	Waste Management, Inc.	425,708
		487,084
	Finance/Rental/Leasing (1.5%)
6,573	Capital One Financial Corp.	517,032
4,270	CIT Group, Inc.	207,650
13,142	Countrywide Financial Corp.	460,496
20,784	Fannie Mae	1,162,033
14,838	Freddie Mac	984,205
1,331	Ryder System, Inc.	68,786
8,805	SLM Corp.	457,684
		3,857,886
	Financial Conglomerates (4.5%)
26,086	American Express Co.	1,462,903
106,161	Citigroup, Inc.	5,273,017
74,541	JPMorgan Chase & Co.	3,500,445
5,782	Principal Financial Group, Inc.	313,847
10,414	Prudential Financial, Inc.	794,068
7,111	State Street Corp.	443,726
		11,788,006
	Financial Publishing/Services (0.3%)
2,719	Equifax, Inc.	99,814
7,556	McGraw-Hill Companies, Inc. (The)	438,475
5,085	Moody’s Corp.	332,457
		870,746
	Food Distributors (0.2%)
13,282	SYSCO Corp.	444,283

	Food Retail (0.4%)
15,514	Kroger Co. (The)	358,994
9,547	Safeway Inc.	289,751
4,544	SUPERVALU, Inc.	134,730
3,025	Whole Foods Market, Inc.	179,776
		963,251
	Food: Major Diversified (0.7%)
4,952	Campbell Soup Co.	180,748
10,969	ConAgra Foods, Inc.	268,521
7,576	General Mills, Inc.	428,802
7,118	Heinz (H.J.) Co.	298,458
5,367	Kellogg Co.	265,774
16,322	Sara Lee Corp.	262,295
		1,704,598
	Food: Meat/Fish/Dairy (0.1%)
2,866	Dean Foods Co.*	120,429
5,440	Tyson Foods, Inc. (Class A)	86,387
		206,816
	Food: Specialty/Candy (0.2%)
3,771	Hershey Co. (The)	201,560
2,831	McCormick & Co., Inc. (Non-Voting)	107,521
4,708	Wrigley (Wm.) Jr. Co.	216,850
		525,931

	Forest Products (0.1%)
2,259	Louisiana-Pacific Corp.	42,401
5,288	Weyerhaeuser Co.	325,371
		367,772
	Gas Distributors (0.3%)
8,122	Dynegy, Inc. (Class A)*	44,996
3,758	KeySpan Corp.	154,604
958	Nicor Inc.	40,964
5,858	NiSource, Inc.	127,353
829	Peoples Energy Corp.	33,699
5,609	Sempra Energy	281,852
		683,468
	Home Building (0.2%)
2,545	Centex Corp.	133,918
5,849	D.R. Horton, Inc.	140,083
1,686	KB Home	73,847
2,972	Lennar Corp. (Class A)	134,483
4,545	Pulte Homes, Inc.	144,804
		627,135
	Home Furnishings (0.1%)
3,879	Leggett & Platt, Inc.	97,091
5,946	Newell Rubbermaid, Inc.	168,391
		265,482
	Home Improvement Chains (1.0%)
44,321	Home Depot, Inc. (The)	1,607,523
32,809	Lowe’s Companies, Inc.	920,621
2,420	Sherwin-Williams Co.	134,988
		2,663,132
	Hospital/Nursing Management (0.3%)
9,103	HCA, Inc.	454,149
5,160	Health Management Associates, Inc. (Class A)	107,844
1,591	Manor Care, Inc.	83,177
10,164	Tenet Healthcare Corp.*	82,735
		727,905
	Hotels/Resorts/Cruiselines (0.5%)
9,555	Carnival Corp. (Panama)	449,372
8,284	Hilton Hotels Corp.	230,709
7,378	Marriott International, Inc. (Class A)	285,086
4,677	Starwood Hotels & Resorts Worldwide, Inc.	267,478
4,302	Wyndham Worldwide Corp.*	120,327
		1,352,972
	Household/Personal Care (2.4%)
1,676	Alberto-Culver Co.	84,789
9,613	Avon Products, Inc.	294,735
3,246	Clorox Co. (The)	204,498
11,089	Colgate-Palmolive Co.	688,627
2,774	Estee Lauder Companies, Inc. (The) (Class A)	111,875
1,694	International Flavors & Fragrances, Inc.	66,981
9,839	Kimberly-Clark Corp.	643,077
68,178	Procter & Gamble Co. (The)	4,225,672
		6,320,254
	Industrial Conglomerates (5.1%)
16,174	3M Co.	1,203,669
5,081	Danaher Corp.	348,912
221,672	General Electric Co.**	7,825,022
17,585	Honeywell International, Inc.	719,227
6,909	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	262,404
3,965	ITT Corp.	203,286
2,711	Textron, Inc.	237,213
43,981	Tyco International Ltd. (Bermuda)	1,231,028
21,718	United Technologies Corp.	1,375,835
		13,406,596
	Industrial Machinery (0.2%)
9,024	Illinois Tool Works Inc.	405,178
2,581	Parker Hannifin Corp.	200,621
		605,799
	Industrial Specialties (0.1%)
3,836	Ecolab Inc.	164,258
3,547	PPG Industries, Inc.	237,933
		402,191

	Information Technology Services (1.2%)
3,934	Citrix Systems, Inc.*	142,450
11,115	Electronic Data Systems Corp.	272,540
32,678	International Business Machines Corp.	2,677,635
7,407	Unisys Corp.*	41,924
		3,134,549
	Insurance Brokers/Services (0.2%)
6,753	AON Corp.	228,724
11,818	Marsh & McLennan Companies, Inc.	332,677
		561,401
	Integrated Oil (5.4%)
47,197	Chevron Corp.	3,061,197
35,383	ConocoPhillips	2,106,350
127,655	Exxon Mobil Corp.	8,565,650
5,180	Hess Corp.	214,556
4,012	Murphy Oil Corp.	190,771
		14,138,524
	Internet Retail (0.1%)
6,747	Amazon.com, Inc.*	216,714
	Internet Software/Services (1.0%)
4,575	Google, Inc. (Class A)*	1,838,692
5,264	VeriSign, Inc.*	106,333
26,692	Yahoo!, Inc.*	674,774
		2,619,799
	Investment Banks/Brokers (2.8%)
5,234	Ameriprise Financial, Inc.	245,475
2,585	Bear Stearns Companies, Inc. (The)	362,159
764	Chicago Mercantile Exchange Holdings, Inc.	365,383
9,173	E*TRADE Group, Inc.*	219,418
9,270	Goldman Sachs Group, Inc. (The)	1,568,206
11,535	Lehman Brothers Holdings Inc.	851,975
19,035	Merrill Lynch & Co., Inc.	1,488,918
23,018	Morgan Stanley	1,678,242
22,206	Schwab (Charles) Corp. (The)	397,487
		7,177,263
	Investment Managers (0.6%)
1,945	Federated Investors, Inc. (Class B)	65,760
3,580	Franklin Resources, Inc.	378,585
4,438	Janus Capital Group, Inc.	87,517
2,816	Legg Mason, Inc.	284,022
8,835	Mellon Financial Corp.	345,449
5,619	Price (T.) Rowe Group, Inc.	268,869
		1,430,202
	Life/Health Insurance (0.9%)
10,657	AFLAC, Inc.	487,664
9,770	Genworth Financial Inc. (Class A)	342,048
6,166	Lincoln National Corp.	382,785
16,306	MetLife, Inc.	924,224
2,124	Torchmark Corp.	134,046
7,355	UnumProvident Corp.	142,613
		2,413,380
	Major Banks (5.1%)
97,183	Bank of America Corp.	5,206,093
16,387	Bank of New York Co., Inc. (The)	577,806
11,532	BB&T Corp.	504,871
3,483	Comerica, Inc.	198,252
5,100	Huntington Bancshares, Inc.	122,043
8,660	KeyCorp	324,230
12,988	National City Corp.	475,361
6,323	PNC Financial Services Group	458,038
9,763	Regions Financial Corp.	359,180
7,833	SunTrust Banks, Inc.	605,334
34,131	Wachovia Corp.	1,904,510
72,304	Wells Fargo & Co.	2,615,959
		13,351,677
	Major Telecommunications (3.2%)
8,335	ALLTEL Corp.	462,593
83,404	AT&T Inc.	2,715,634
38,990	BellSouth Corp.	1,666,823
3,202	Embarq Corp.	154,881
64,149	Sprint Nextel Corp.	1,100,155
62,244	Verizon Communications, Inc.	2,311,120
		8,411,206

	Managed Health Care (1.6%)
11,761	Aetna, Inc.	465,148
9,167	Caremark Rx, Inc.	519,494
2,381	CIGNA Corp.	276,958
3,412	Coventry Health Care, Inc.*	175,786
3,544	Humana, Inc.*	234,223
28,924	UnitedHealth Group Inc.	1,423,061
13,309	WellPoint Inc.*	1,025,458
		4,120,128
	Media Conglomerates (1.9%)
16,762	CBS Corp. (Class B)	472,186
44,881	Disney (Walt) Co. (The)	1,387,272
50,175	News Corp. (Class A)	985,939
87,329	Time Warner, Inc.	1,592,008
15,234	Viacom, Inc. (Class B)*	566,400
		5,003,805
	Medical Distributors (0.5%)
4,328	AmerisourceBergen Corp.	195,626
8,708	Cardinal Health, Inc.	572,464
6,428	McKesson Corp.	338,884
2,994	Patterson Companies, Inc.*	100,628
		1,207,602
	Medical Specialties (1.7%)
3,913	Applera Corp. - Applied Biosystems Group	129,559
2,223	Bard (C.R.), Inc.	166,725
1,161	Bausch & Lomb, Inc.	58,201
14,009	Baxter International, Inc.	636,849
5,254	Becton, Dickinson & Co.	371,300
5,257	Biomet, Inc.	169,223
25,294	Boston Scientific Corp.*	374,098
2,672	Fisher Scientific International, Inc.*	209,057
3,373	Hospira, Inc.*	129,085
24,680	Medtronic, Inc.	1,146,139
2,696	Pall Corp.	83,064
2,697	PerkinElmer, Inc.	51,054
7,572	St. Jude Medical, Inc.*	267,216
6,373	Stryker Corp.	316,037
2,200	Waters Corp.*	99,616
5,212	Zimmer Holdings, Inc.*	351,810
		4,559,033
	Miscellaneous Commercial Services (0.1%)
2,932	Cintas Corp.	119,713
2,830	Sabre Holdings Corp. (Class A)	66,194
		185,907
	Miscellaneous Manufacturing (0.1%)
4,370	Dover Corp.	207,313

	Motor Vehicles (0.4%)
40,391	Ford Motor Co.	326,763
12,145	General Motors Corp.	403,943
5,631	Harley-Davidson, Inc.	353,345
		1,084,051
	Multi-Line Insurance (1.8%)
55,803	American International Group, Inc.	3,697,507
6,533	Hartford Financial Services Group, Inc. (The)	566,738
9,815	Loews Corp.	371,989
2,499	SAFECO Corp.	147,266
		4,783,500
	Office Equipment/Supplies (0.1%)
2,027	Avery Dennison Corp.	121,965
4,757	Pitney Bowes, Inc.	211,068
		333,033
	Oil & Gas Pipelines (0.3%)
14,944	El Paso Corp.	203,836
2,301	Kinder Morgan, Inc.	241,260
12,794	Williams Companies, Inc. (The)	305,393
		750,489
	Oil & Gas Production (1.3%)
9,866	Anadarko Petroleum Corp.	432,427
7,070	Apache Corp.	446,824
8,125	Chesapeake Energy Corp.	235,462
9,471	Devon Energy Corp.	598,094
5,210	EOG Resources, Inc.	338,910
18,497	Occidental Petroleum Corp.	889,891

7,864	XTO Energy Inc.	331,310
		3,272,918
	Oil Refining/Marketing (0.6%)
7,691	Marathon Oil Corp.	591,438
2,800	Sunoco, Inc.	174,132
13,160	Valero Energy Corp.	677,345
		1,442,915
	Oilfield Services/Equipment (1.3%)
7,064	Baker Hughes Inc.	481,765
6,424	BJ Services Co.	193,555
22,142	Halliburton Co.	629,940
3,766	National Oilwell Varco, Inc.*	220,499
25,425	Schlumberger Ltd. (Netherlands Antilles)	1,577,113
7,430	Weatherford International Ltd. (Bermuda)*	309,980
		3,412,852
	Other Consumer Services (0.4%)
3,005	Apollo Group, Inc. (Class A)*	147,966
6,907	Block (H.&R.), Inc.	150,158
25,226	eBay Inc.*	715,409
		1,013,533
	Other Consumer Specialties (0.1%)
3,239	Fortune Brands, Inc.	243,281

	Other Metals/Minerals (0.1%)
4,380	Phelps Dodge Corp.	370,986

	Packaged Software (3.2%)
12,437	Adobe Systems, Inc.*	465,766
4,975	Autodesk, Inc.*	173,031
4,401	BMC Software, Inc.*	119,795
8,818	CA Inc.	208,898
7,999	Compuware Corp.*	62,312
7,337	Intuit Inc.*	235,444
185,465	Microsoft Corp.	5,068,758
7,321	Novell, Inc.*	44,805
86,611	Oracle Corp.*	1,536,479
2,406	Parametric Technology Corp.*	42,009
21,241	Symantec Corp.*	452,008
		8,409,305
	Personnel Services (0.1%)
2,756	Monster Worldwide, Inc.*	99,740
3,679	Robert Half International, Inc.	124,975
		224,715
	Pharmaceuticals: Generic Drugs (0.1%)
2,282	Barr Pharmaceuticals Inc.*	118,527
4,540	Mylan Laboratories, Inc.	91,390
2,203	Watson Pharmaceuticals, Inc.*	57,653
		267,570
	Pharmaceuticals: Major (6.3%)
32,806	Abbott Laboratories	1,593,059
42,227	Bristol-Myers Squibb Co.	1,052,297
62,809	Johnson & Johnson	4,078,816
21,117	Lilly (Eli) & Co.	1,203,669
46,728	Merck & Co., Inc.	1,957,903
156,568	Pfizer, Inc.	4,440,268
31,808	Schering-Plough Corp.	702,639
28,895	Wyeth	1,469,022
		16,497,673
	Pharmaceuticals: Other (0.3%)
3,238	Allergan, Inc.	364,631
6,828	Forest Laboratories, Inc.*	345,565
5,231	King Pharmaceuticals, Inc.*	89,084
		799,280
	Precious Metals (0.2%)
4,219	Freeport-McMoRan Copper & Gold, Inc. (Class B)	224,704
9,656	Newmont Mining Corp.	412,794
		637,498
	Property - Casualty Insurers (1.2%)
6,983	ACE Ltd. (Cayman Islands)	382,180
13,517	Allstate Corp. (The)	847,921
8,821	Chubb Corp. (The)	458,339
3,720	Cincinnati Financial Corp.	178,783
16,582	Progressive Corp. (The)	406,922

14,836	St. Paul Travelers Companies, Inc. (The)	695,660
3,871	XL Capital Ltd. (Class A) (Cayman Islands)	265,938
		3,235,743
	Publishing: Books/Magazines (0.0%)
836	Meredith Corp.	41,240

	Publishing: Newspapers (0.2%)
1,395	Dow Jones & Co., Inc.	46,788
5,076	Gannett Co., Inc.	288,469
3,103	New York Times Co. (The) (Class A)	71,307
1,789	Scripps (E.W.) Co. (Class A)	85,747
4,094	Tribune Co.	133,956
		626,267
	Pulp & Paper (0.2%)
9,762	International Paper Co.	338,058
3,890	MeadWestvaco Corp.	103,124
		441,182
	Railroads (0.7%)
7,772	Burlington Northern Santa Fe Corp.	570,776
9,524	CSX Corp.	312,673
8,886	Norfolk Southern Corp.	391,428
5,784	Union Pacific Corp.	508,992
		1,783,869
	Real Estate Development (0.0%)
5,400	Realogy Corp.	122,472

	Real Estate Investment Trusts (1.1%)
2,099	Apartment Investment & Management Co. (Class A)	114,207
4,600	Archstone-Smith Trust	250,424
2,454	Boston Properties, Inc.	253,596
7,518	Equity Office Properties Trust	298,916
6,248	Equity Residential	316,024
4,651	Kimco Realty Corp.	199,388
3,848	Plum Creek Timber Co., Inc.	130,986
5,263	ProLogis	300,306
2,604	Public Storage, Inc.	223,917
4,749	Simon Property Group, Inc.	430,354
2,617	Vornado Realty Trust	285,253
		2,803,371
	Recreational Products (0.3%)
1,991	Brunswick Corp.	62,099
6,585	Electronic Arts Inc.*	366,653
3,513	Hasbro, Inc.	79,921
8,117	Mattel, Inc.	159,905
		668,578
	Regional Banks (1.4%)
7,353	AmSouth Bancorporation	213,531
4,005	Commerce Bancorp, Inc.	147,024
2,778	Compass Bancshares, Inc.	158,290
11,980	Fifth Third Bancorp	456,198
2,661	First Horizon National Corp.	101,145
1,669	M&T Bank Corp.	200,213
5,460	Marshall & Ilsley Corp.	263,063
10,003	North Fork Bancorporation, Inc.	286,486
4,024	Northern Trust Corp.	235,122
6,970	Synovus Financial Corp.	204,709
38,161	U.S. Bancorp	1,267,708
2,291	Zions Bancorporation	182,845
		3,716,334
	Restaurants (0.8%)
3,137	Darden Restaurants, Inc.	133,228
26,333	McDonald’s Corp.	1,030,147
16,235	Starbucks Corp.*	552,802
2,518	Wendy’s International, Inc.	168,706
5,813	Yum! Brands, Inc.	302,567
		2,187,450
	Savings Banks (0.6%)
5,708	Golden West Financial Corp.	440,943
7,701	Sovereign Bancorp, Inc.	165,649
20,689	Washington Mutual, Inc.	899,351
		1,505,943
	Semiconductors (2.4%)
10,433	Advanced Micro Devices, Inc.*	259,260

7,715	Altera Corp.*	141,802
7,577	Analog Devices, Inc.	222,688
10,070	Broadcom Corp. (Class A)*	305,524
8,711	Freescale Semiconductor Inc. (Class B)*	331,105
123,855	Intel Corp.	2,547,697
6,469	Linear Technology Corp.	201,315
8,567	LSI Logic Corp.*	70,421
6,886	Maxim Integrated Products, Inc.	193,290
15,673	Micron Technology, Inc.*	272,710
6,392	National Semiconductor Corp.	150,404
7,569	NVIDIA Corp.*	223,967
4,459	PMC - Sierra, Inc.*	26,486
32,909	Texas Instruments Inc.	1,094,224
7,298	Xilinx, Inc.	160,191
		6,201,084
	Services to the Health Industry (0.4%)
2,958	Express Scripts, Inc.*	223,299
4,313	IMS Health Inc.	114,898
2,693	Laboratory Corp. of America Holdings*	176,580
6,312	Medco Health Solutions, Inc.*	379,414
3,471	Quest Diagnostics Inc.	212,286
		1,106,477
	Specialty Insurance (0.2%)
2,274	Ambac Financial Group, Inc.	188,174
2,894	MBIA Inc.	177,807
1,814	MGIC Investment Corp.	108,786
		474,767
	Specialty Stores (0.5%)
3,293	AutoNation, Inc.*	68,824
1,133	AutoZone, Inc.*	117,039
6,060	Bed Bath & Beyond Inc.*	231,856
6,083	Office Depot, Inc.*	241,495
1,593	OfficeMax Inc.	64,899
15,600	Staples, Inc.	379,548
2,966	Tiffany & Co.	98,471
		1,202,132
	Specialty Telecommunications (0.2%)
2,508	CenturyTel, Inc.	99,492
6,889	Citizens Communications Co.	96,721
34,365	Qwest Communications International, Inc.*	299,663
9,782	Windstream Corp.	129,025
		624,901
	Steel (0.2%)
2,160	Allegheny Technologies, Inc.	134,330
6,620	Nucor Corp.	327,624
2,643	United States Steel Corp.	152,448
		614,402
	Telecommunication Equipment (1.5%)
2,532	ADC Telecommunications, Inc.*	37,980
3,447	Andrew Corp.*	31,816
1,813	Ciena Corp.*	49,404
4,338	Comverse Technology, Inc.*	93,007
33,493	Corning, Inc.*	817,564
96,242	Lucent Technologies Inc.*	225,206
52,609	Motorola, Inc.	1,315,225
35,471	QUALCOMM, Inc.	1,289,371
9,613	Tellabs, Inc.*	105,358
		3,964,931
	Tobacco (1.5%)
44,952	Altria Group, Inc.	3,441,076
3,681	Reynolds American, Inc.	228,111
3,453	UST, Inc.	189,328
		3,858,515
	Tools/Hardware (0.1%)
1,590	Black & Decker Corp.	126,167
1,255	Snap-On, Inc.	55,910
1,738	Stanley Works (The)	86,639
		268,716
	Trucks/Construction/Farm Machinery (0.7%)
14,081	Caterpillar Inc.	926,530
1,129	Cummins Inc.	134,611
4,964	Deere & Co.	416,529
1,332	Navistar International Corp.*	34,392

5,353	PACCAR, Inc.		305,228
			1,817,290
	Wholesale Distributors (0.1%)
3,678	Genuine Parts Co.		158,632
1,617	Grainger (W.W.), Inc.		108,371
			267,003

	Total Common Stocks (Cost $196,784,109)		258,144,826

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (0.9%)
	Repurchase Agreement
$2,265	Joint repurchased agreement account 5.325% due 10/02/06 (dated 09/29/06;
	proceeds $2,266,005) (b) (Cost $2,265,000)		2,265,000

	Total Investments (Cost $199,049,109) (c) (d)
		99.9%	260,409,826
	Other Assets in Excess of Liabilities	0.1	170,142

	Net Assets	100.0%	$260,579,968

*	Non-income producing security.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $110,250.
(a)	A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in an amount equal to $2,189,075 in connection with open futures contracts.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is $77,385,212 and the aggregate gross unrealized depreciation is $16,024,495, resulting in net unrealized appreciation of $61,360,717.

Futures Contracts Open at September 30, 2006:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

7	Long	S&P 500 Index	$2,354,450	$55,090
		December 2006

Morgan Stanley Variable Investment Series - Global Advantage

Portfolio of Investments - September 30, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (95.7%)
	Australia (2.6%)
	Data Processing Services
75,200	Computershare Ltd.	$432,061

	Other Consumer Services
57,000	A.B.C. Learning Centres Ltd.	265,902

	Total Australia	697,963

	Bermuda (2.7%)
	Multi-Line Insurance
15,100	Axis Capital Holdings Ltd.	523,819

	Semiconductors
10,292	Marvell Technology Group, Ltd.*	199,356
	Total Bermuda	723,175

	British Virgin Islands (0.9%)
	Electronic Equipment/Instruments
19,200	Nam Tai Electronics, Inc.	235,968

	Canada (2.0%)
	Biotechnology
22,900	Angiotech Pharmaceuticals, Inc.*	200,833

	Food: Specialty/Candy
32,000	SunOpta Inc.*	338,240
	Total Canada	539,073

	Germany (5.8%)
	Apparel/Footwear
8,808	Adidas AG	414,353

	Finance/Rental/Leasing
5,234	Grenkeleasing AG	300,643

	Financial Conglomerates
8,754	Hypo Real Estate Holding AG	546,124

	Medical Specialties
1,800	Fresenius AG	315,085
	Total Germany	1,576,205

	Greece (2.4%)
	Regional Banks
11,980	EFG Eurobank Ergasias	367,006

	Wireless Telecommunications
11,900	Cosmote Mobile Telecommunications S.A.	285,186
	Total Greece	652,192

	Hong Kong (5.6%)
	Agricultural Commodities/Milling
644,000	Global Bio-chem Technology Group Co., Ltd.	180,200

	Apparel/Footwear Retail
96,000	Esprit Holdings Ltd.	875,483

	Wholesale Distributors
178,200	Li & Fung Ltd.	442,818
	Total Hong Kong	1,498,501

	Israel (1.7%)
	Pharmaceuticals: Other
13,200	Teva Pharmaceutical Industries Ltd. (ADR)	449,988

	Italy (3.3%)
	Major Banks
108,000	UniCredito Italiano SpA	896,298

	Japan (3.3%)
	Home Building
9,900	Daito Trust Construction Co., Ltd.	537,151

	Industrial Machinery
25,500	OSG Corp.	363,052
	Total Japan	900,203

	Mexico (1.4%)
	Beverages: Non-Alcoholic
3,900	Fomento Economico Mexicano, S.A. de C.V. (ADR) (Units)†	378,066

	Singapore (5.0%)
	Airlines
62,000	Singapore Airlines Ltd.	569,774

	Electronic Components
25,900	Flextronics International Ltd.*	327,376

	Marine Shipping
418,000	Cosco Corp Ltd.	436,760
	Total Singapore	1,333,910

	South Africa (1.0%)
	Pharmaceuticals: Generic Drugs
61,700	Aspen Pharmacare Holdings Ltd.*	275,453

	Spain (9.1%)
	Apparel/Footwear Retail
7,300	Industria de Diseno Textil, S.A. (Inditex)	340,265

	Broadcasting
17,800	Antena 3 de Television S.A.	364,061
18,800	Gestevision Telecinco S.A.	479,152
		843,213
	Major Banks
15,331	Banco Bilbao Vizcaya Argentaria, S.A.	354,775
30,384	Banco Santander Central Hispano S.A.	480,431
		835,206
	Major Telecommunications
24,938	Telefonica S.A.	432,264
	Total Spain	2,450,948

	Switzerland (2.2%)
	Financial Conglomerates
10,066	UBS AG (Registered Shares)	601,964

	Taiwan (1.6%)
	Semiconductors
45,113	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)*	433,085

	United Kingdom (8.6%)
	Beverages: Alcoholic
29,900	SABMiller PLC	558,370

	Investment Managers
64,026	Man Group PLC	536,728
176,000	RAB Capital PLC	296,398
		833,126
	Major Banks
20,169	Standard Chartered PLC	516,286

	Pharmaceuticals: Other
24,087	Shire PLC	400,236
	Total United Kingdom	2,308,018

	United States (36.5%)
	Apparel/Footwear
10,100	Under Armour, Inc. (Class A)*	404,202

	Beverages: Non-Alcoholic
5,300	PepsiCo, Inc.	345,878

	Biotechnology
8,611	Amgen Inc.*	615,945
5,141	Genentech, Inc.*	425,161
4,700	Gilead Sciences, Inc.*	322,890
		1,363,996
	Broadcasting
18,500	XM Satellite Radio Holdings Inc. (Class A)*	238,465

	Computer Processing Hardware
7,965	Apple Computer, Inc.*	613,544

	Electric Utilities
8,000	Constellation Energy Group, Inc.	473,600

	Electronic Components
8,500	Amphenol Corp. (Class A)	526,405

	Electronic Equipment/Instruments
7,500	Mine Safety Appliances Co.	267,300

	Financial Conglomerates
5,950	Prudential Financial, Inc.	453,688

	Hospital/Nursing Management
8,900	United Surgical Partners International, Inc.*	220,987

	Insurance Brokers/Services
13,500	Willis Group Holdings Ltd.	513,000

	Investment Banks/Brokers
4,100	Goldman Sachs Group, Inc. (The)	693,597
6,009	Merrill Lynch & Co., Inc.	470,024
		1,163,621
	Life/Health Insurance
9,700	AFLAC, Inc.	443,872

	Media Conglomerates
32,316	News Corp. (Class A)	635,009

	Medical Specialties
5,200	Bard (C.R.), Inc.		390,000
6,200	Fisher Scientific International, Inc.*		485,088
			875,088
	Medical/Nursing Services
12,900	Matria Healthcare, Inc.*		358,491

	Miscellaneous Commercial Services
10,700	FTI Consulting Inc.*		268,142

	Specialty Stores
12,640	Staples, Inc.		307,531

	Telecommunication Equipment
14,741	Corning, Inc.*		359,828
	Total United States		9,832,647

	Total Common Stocks
	(Cost $24,068,611)		25,783,657

	Investment Trusts/Mutual Funds (1.0%)
	United States
12,200	KKR Private Equity Investors LP (Units)*† (Cost $304,767)		259,250

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (2.7%)
	Repurchase Agreement
$719	Joint repurchase agreement account 5.325% due
	10/02/06 (dated 09/29/06; proceeds $719,319) (a)
	(Cost $719,000)		719,000

	Total Investments (Cost $25,092,378) (b)	99.4%	26,761,907

	Other Assets in Excess of Liabilities	0.6	160,904

	Net Assets	100.0%	$26,922,811

ADR                                                   American Depositary Receipt.

*                                                                     Non-income producing security.

†                                                                     Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

(a)                                                           Collateralized by federal agency and U.S. Treasury obligations.

(b)                                                       The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $3,109,759 and the aggregate gross unrealized depreciation is $1,440,230, resulting in net unrealized appreciation of $1,669,529.

Morgan Stanley Variable Investment Series - Global Advantage

Summary of Investments - September 30, 2006 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	NET ASSETS

Major Banks	$2,247,790	8.3%
Financial Conglomerates	1,601,776	6.0
Biotechnology	1,564,829	5.8
Apparel/Footwear Retail	1,215,748	4.5
Medical Specialties	1,190,173	4.4
Investment Banks/Brokers	1,163,621	4.3
Broadcasting	1,081,678	4.0
Electronic Components	853,781	3.2
Pharmaceuticals: Other	850,224	3.2
Investment Managers	833,126	3.1
Apparel/Footwear	818,555	3.0
Beverages: Non-Alcoholic	723,944	2.7
Repurchase Agreement	719,000	2.7
Media Conglomerates	635,009	2.4
Semiconductors	632,441	2.4
Computer Processing Hardware	613,544	2.3
Airlines	569,774	2.1
Beverages: Alcoholic	558,370	2.1
Home Building	537,151	2.0
Multi-Line Insurance	523,819	1.9
Insurance Brokers/Services	513,000	1.9
Electronic Equipment/Instruments	503,268	1.9
Electric Utilities	473,600	1.8
Life/Health Insurance	443,872	1.6
Wholesale Distributors	442,818	1.6
Marine Shipping	436,760	1.6
Major Telecommunications	432,264	1.6
Data Processing Services	432,061	1.6
Regional Banks	367,006	1.4
Industrial Machinery	363,052	1.3
Telecommunication Equipment	359,828	1.3
Medical/Nursing Services	358,491	1.3
Food: Specialty/Candy	338,240	1.3
Specialty Stores	307,531	1.1
Finance/Rental/Leasing	300,643	1.1
Wireless Telecommunications	285,186	1.1
Pharmaceuticals: Generic Drugs	275,453	1.0
Miscellaneous Commercial Services	268,142	1.0
Other Consumer Services	265,902	1.0
Investment Trusts/Mutual Funds	259,250	1.0
Hospital/Nursing Management	220,987	0.8
Agricultural Commodities/Milling	180,200	0.7

	$26,761,907	99.4%

Morgan Stanley Variable Investment Series - Aggressive Equity

Portfolio of Investments - September 30, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (97.8%)
	Air Freight/Couriers (5.2%)
33,994	C.H. Robinson Worldwide, Inc.	$1,515,453
38,861	Expeditors International of Washington, Inc.	1,732,423
		3,247,876
	Apparel/Footwear (3.0%)
54,138	Coach, Inc.*	1,862,347

	Apparel/Footwear Retail (2.6%)
23,639	Abercrombie & Fitch Co. (Class A)	1,642,438

	Broadcasting (2.1%)
60,540	Grupo Televisa S.A. - CPO (ADR) (Mexico)	1,287,080

	Chemicals: Agricultural (4.9%)
64,786	Monsanto Co.	3,045,590

	Data Processing Services (1.9%)
28,495	First Data Corp.	1,196,790

	Discount Stores (7.7%)
38,737	Costco Wholesale Corp.	1,924,454
18,151	Sears Holdings Corp.*	2,869,492
		4,793,946
	Financial Conglomerates (8.1%)
32,830	American Express Co.	1,841,106
72,213	Brookfield Asset Management Inc. (Class A) (Canada)	3,201,924
		5,043,030
	Financial Publishing/Services (2.9%)
28,029	Moody’s Corp.	1,832,536

	Home Building (2.7%)
26,722	Desarrolladora Homex S.A. de C.V. (ADR) (Mexico)*	1,009,023
1,238	NVR, Inc.*	662,330
		1,671,353
	Hotels/Resorts/Cruiselines (2.5%)
40,090	Marriott International, Inc. (Class A)	1,549,078

	Internet Retail (1.9%)
36,721	Amazon.com, Inc.*	1,179,478

	Internet Software/Services (11.4%)
29,547	Akamai Technologies, Inc.*	1,477,055
8,345	Google, Inc. (Class A)*	3,353,856
89,855	Yahoo!, Inc.*	2,271,534
		7,102,445
	Investment Banks/Brokers (3.0%)
28,006	Greenhill & Co., Inc.	1,876,962

	Medical Specialties (2.9%)
45,114	Dade Behring Holdings, Inc.	1,811,778

	Miscellaneous Commercial Services (7.5%)
32,681	Corporate Executive Board Co. (The)	2,938,349
40,059	Iron Mountain Inc.*	1,720,133
		4,658,482
	Oil & Gas Production (6.5%)
84,374	Ultra Petroleum Corp. (Canada)*	4,059,233

	Other Consumer Services (6.9%)
109,814	eBay Inc.*	3,114,325
11,127	Strayer Education, Inc.	1,204,053
		4,318,378
	Personnel Services (1.7%)
29,543	Monster Worldwide, Inc.*	1,069,161

	Property - Casualty Insurers (2.9%)
564	Berkshire Hathaway Inc. (Class B)*	1,790,136

	Services to the Health Industry (2.5%)
22,047	Stericycle, Inc.*	1,538,660

	Specialty Telecommunications (2.4%)
43,386	Crown Castle International Corp.*	1,528,923

	Tobacco (1.6%)
18,270	Loews Corp.- Carolina Group	1,011,975

	Wireless Telecommunications (3.0%)
47,342	America Movil S.A. de C.V. (Series L) (ADR) (Mexico)		1,863,855

	Total Common Stocks (Cost $49,605,249)		60,981,530

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (2.3%)
	Repurchase Agreement
$1,469	Joint repurchase agreement account 5.33% due 10/02/06 (dated 09/29/06;
	proceeds $1,469,652) (a) (Cost $1,469,000)		1,469,000

	Total Investments (Cost $51,074,249) (b)	100.1%	62,450,530

	Liabilities in Excess of Other Assets	(0.1)	(56,383)

	Net Assets	100.0%	$62,394,147

ADR                                               American Depositary Receipt.

*                                                                Non-income producing security.

(a)                                                       Collateralized by federal agency and U.S. Treasury obligations.

(b)                                                       The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $13,962,598 and the aggregate gross unrealized depreciation is $2,586,317, resulting in net unrealized appreciation of $11,376,281.

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments - September 30, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (64.3%)
	Advertising/Marketing Services (0.9%)
34,020	Omnicom Group, Inc.	$3,184,272

	Aerospace & Defense (1.9%)
64,180	Northrop Grumman Corp.	4,368,733
55,445	Raytheon Co.	2,661,914
		7,030,647
	Agricultural Commodities/Milling (0.9%)
88,100	Archer-Daniels-Midland Co.	3,337,228

	Beverages: Non-Alcoholic (0.7%)
54,165	Coca-Cola Co. (The)	2,420,092

	Biotechnology (2.3%)
68,950	Celgene Corp.* (c)	2,985,535
38,460	Gilead Sciences, Inc.*	2,642,202
82,560	Vertex Pharmaceuticals Inc.* (c)	2,778,144
		8,405,881
	Chemicals: Major Diversified (0.6%)
53,890	Dow Chemical Co. (The)	2,100,632

	Computer Communications (1.0%)
154,380	Cisco Systems, Inc.*	3,550,740

	Computer Peripherals (0.6%)
177,185	EMC Corp.*	2,122,676

	Computer Processing Hardware (0.8%)
38,747	Apple Computer, Inc.* (c)	2,984,681

	Department Stores (0.8%)
42,355	Kohl’s Corp.*	2,749,687

	Discount Stores (0.8%)
60,905	Costco Wholesale Corp. (c)	3,025,760

	Electrical Products (0.8%)
36,060	Emerson Electric Co.	3,023,992

	Electronics/Appliances (0.9%)
79,800	Sony Corp. (ADR) (Japan)	3,220,728

	Environmental Services (1.5%)
143,650	Waste Management, Inc.	5,269,082

	Financial Conglomerates (3.6%)
70,720	American Express Co.	3,965,978
90,275	Citigroup, Inc.	4,483,959
91,595	JPMorgan Chase & Co.	4,301,301
		12,751,238

	Food: Major Diversified (2.1%)
73,230	Kellogg Co. (c)	3,626,350
106,545	Kraft Foods Inc. (Class A) (c)	3,799,395
		7,425,745
	Forest Products (1.7%)
101,980	Weyerhaeuser Co. (c)	6,274,829

	Household/Personal Care (0.9%)
49,980	Colgate-Palmolive Co.	3,103,758

	Industrial Conglomerates (1.3%)
79,090	General Electric Co.	2,791,877
45,690	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	1,735,306
		4,527,183
	Information Technology Services (1.0%)
42,727	International Business Machines Corp.	3,501,050

	Integrated Oil (1.7%)
57,405	Exxon Mobil Corp.	3,851,876
35,240	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	2,329,364
		6,181,240
	Internet Software/Services (0.8%)
118,065	Yahoo!, Inc.* (c)	2,984,683

	Investment Banks/Brokers (1.4%)
285,610	Schwab (Charles) Corp. (The)	5,112,419

	Major Banks (2.4%)
96,570	Bank of America Corp.	5,173,255
90,940	Wells Fargo & Co.	3,290,209
		8,463,464
	Major Telecommunications (0.4%)
45,615	AT&T Inc. (c)	1,485,224

	Marine Shipping (0.7%)
58,720	Tidewater, Inc. (c)	2,594,837

	Media Conglomerates (1.4%)
97,815	Disney (Walt) Co. (The)	3,023,462
108,840	Time Warner, Inc.	1,984,153
		5,007,615
	Medical Specialties (3.3%)
101,980	Applera Corp. - Celera Genomics Group*	1,419,562
44,235	Bard (C.R.), Inc.	3,317,625
40,895	Fisher Scientific International, Inc.*	3,199,625
107,000	St. Jude Medical, Inc.*	3,776,030
		11,712,842
	Motor Vehicles (0.9%)
96,545	Honda Motor Co., Ltd. (ADR) (Japan)	3,246,808

	Oilfield Services/Equipment (1.5%)

74,040	Halliburton Co. (c)	2,106,438
83,385	Smith International, Inc.	3,235,338
		5,341,776
	Other Consumer Services (0.4%)
88,040	Expedia, Inc.* (c)	1,380,467

	Other Metals/Minerals (0.8%)
31,410	Southern Copper Corp. (c)	2,905,425

	Packaged Software (3.5%)
159,340	Microsoft Corp.	4,354,762
326,280	Oracle Corp.*	5,788,207
95,800	Sybase, Inc.* (c)	2,322,192
		12,465,161
	Pharmaceuticals: Major (3.0%)
54,250	Johnson & Johnson	3,522,995
52,910	Lilly (Eli) & Co.	3,015,870
79,860	Wyeth	4,060,082
		10,598,947
	Property - Casualty Insurers (1.1%)
65,320	Allstate Corp. (The)	4,097,524

	Recreational Products (0.9%)
157,360	Mattel, Inc.	3,099,992

	Restaurants (0.7%)
61,210	McDonald’s Corp. (c)	2,394,535

	Semiconductors (2.6%)
88,920	Freescale Semiconductor Inc. (Class B)*	3,379,849
191,050	Intel Corp.	3,929,899
200,279	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (Taiwan)*	1,922,678
		9,232,426
	Specialty Telecommunications (3.0%)
375,540	Citizens Communications Co.	5,272,582
404,765	Windstream Corp.	5,338,850
		10,611,432
	Steel (2.9%)
87,000	Nucor Corp.	4,305,630
108,740	United States Steel Corp.	6,272,123
		10,577,753
	Telecommunication Equipment (2.1%)
64,635	Corning, Inc.*	1,577,740
129,240	Motorola, Inc.	3,231,000
142,870	Nokia Corp. (ADR) (Finland)	2,813,110
		7,621,850
	Tobacco (2.9%)
66,230	Altria Group, Inc.	5,069,907
96,235	UST, Inc. (c)	5,276,565
		10,346,472

	Trucks/Construction/Farm Machinery (0.8%)
45,645	Caterpillar Inc.	3,003,441

	Total Common Stocks (Cost $167,494,018)	230,476,234

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Corporate Bonds (5.0%)
	Aerospace & Defense (0.1%)
150	Northrop Grumman Corp.	4.079%		11/16/06	$149,756
89	Raytheon Co.	6.15		11/01/08	90,579
280	Systems 2001 Asset Trust - 144A** (Cayman Islands)	6.664		09/15/13	294,828
					535,163
	Air Freight/Couriers (0.0%)
140	FedEx Corp.	2.65		04/01/07	138,126

	Airlines (0.1%)
341	America West Airlines, Inc. (Series 01-1)	7.10		04/02/21	352,071
125	Southwest Airlines Co. (Series 01-1)	5.496		11/01/06	125,139
					477,210

	Beverages: Alcoholic (0.1%)
205	FBG Finance Ltd. - 144A** (Australia)	5.125		06/15/15	194,587
195	Miller Brewing Co. - 144A**	4.25		08/15/08	191,250
					385,837
	Cable/Satellite TV (0.1%)
110	Comcast Cable Communications, Inc.	6.75		01/30/11	115,672
25	Comcast Corp.	7.625		02/15/08	25,705
160	TCI Communications, Inc.	7.875		02/15/26	180,677
					322,054
	Casino/Gaming (0.1%)
310	Harrah’s Operating Co., Inc. (c)	5.625		06/01/15	288,630
85	Harrah’s Operating Co., Inc.	6.50		06/01/16	83,472
					372,102
	Chemicals: Major Diversified (0.0%)
105	ICI Wilmington Inc.	4.375		12/01/08	102,674

	Computer Processing Hardware (0.1%)
180	Hewlett-Packard Co.	5.524	††	05/22/09	180,327

	Containers/Packaging (0.0%)
105	Sealed Air Corp. - 144A**	5.625		07/15/13	103,459

	Department Stores (0.1%)
275	May Department Stores Co.	5.95		11/01/08	277,360
50	May Department Stores Co.	6.70		07/15/34	49,899
					327,259
	Drugstore Chains (0.0%)
55	CVS Corp.	5.75		08/15/11	55,775

	Electric Utilities (0.6%)
195	Ameren Corp.	4.263		05/15/07	193,674
210	Arizona Public Service Co.	5.80		06/30/14	209,229
50	Arizona Public Service Co.	6.75		11/15/06	50,063
185	Carolina Power & Light Co.	5.125		09/15/13	182,205
225	CC Funding Trust I	6.90		02/16/07	226,093
95	Cincinnati Gas & Electric Co.	5.70		09/15/12	95,834
70	Consolidated Natural Gas Co. (Series A)	5.00		12/01/14	66,579
185	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	190,864
125	Consumers Energy Co. (Series H)	4.80		02/17/09	123,503

90	Detroit Edison Co. (The)	6.125		10/01/10	92,626
85	Entergy Gulf States, Inc.	3.60		06/01/08	82,434
130	Entergy Gulf States, Inc.	5.80	††	12/01/09	129,746
190	Ohio Power Company - IBC (Series K)	6.00		06/01/16	195,479
45	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	44,456
125	Public Service Electric & Gas Co. (Series MTNB)	5.00		01/01/13	122,902
100	Texas Eastern Transmission, LP	7.00		07/15/32	112,383
145	Wisconsin Electric Power Co.	3.50		12/01/07	142,186
					2,260,256
	Electrical Products (0.1%)
215	Cooper Industries, Inc.	5.25		07/01/07	214,081
175	Cooper Industries, Inc.	5.25		11/15/12	174,277
					388,358
	Electronics/Appliances (0.0%)
130	LG Electronics Inc. - 144A** (South Korea)	5.00		06/17/10	126,488

	Finance/Rental/Leasing (0.4%)
125	CIT Group Inc. (Series MTN)	4.75		08/15/08	124,006
260	Countrywide Home Loans, Inc. (Series MTN) (c)	3.25		05/21/08	252,034
255	MBNA Corp. (Series MTNF)	5.91	††	05/05/08	256,891
260	Nationwide Building Society - 144A** (United Kingdom)	4.25		02/01/10	252,390
355	Residential Capital Corp.	6.375		06/30/10	359,477
170	SLM Corp.	4.00		01/15/10	163,915
					1,408,713
	Financial Conglomerates (0.1%)
295	Chase Manhattan Corp.	6.00		02/15/09	299,780
125	General Electric Capital Corp. (Series MTNA)	4.25		12/01/10	121,209
					420,989
	Food Retail (0.0%)
150	Fred Meyer, Inc.	7.45		03/01/08	154,036

	Food: Major Diversified (0.1%)
65	ConAgra Foods, Inc.	7.00		10/01/28	70,416
90	ConAgra Foods, Inc.	8.25		09/15/30	110,961
					181,377
	Gas Distributors (0.1%)
130	NiSource Finance Corp.	5.968	††	11/23/09	130,085
125	Sempra Energy	4.621		05/17/07	124,413
					254,498
	Home Furnishings (0.0%)
115	Mohawk Industries, Inc. (Series D)	7.20		04/15/12	120,344

	Hotels/Resorts/Cruiselines (0.1%)
170	Hyatt Equities LLC - 144A**	6.875		06/15/07	171,154

	Household/Personal Care (0.1%)
240	Clorox Co. (The)	5.515	††	12/14/07	240,485

	Industrial Conglomerates (0.1%)
135	Textron Financial Corp.	4.125		03/03/08	132,762
160	Textron Financial Corp. (Series MTN) (c)	5.125		02/03/11	159,388
					292,150

	Insurance Brokers/Services (0.1%)
375	Farmers Exchange Capital - 144A**	7.05		07/15/28	385,431

	Major Banks (0.4%)
75	Bank of New York Co., Inc. (The)	5.20		07/01/07	74,991
115	HSBC Finance Corp.	6.75		05/15/11	121,998
125	Popular North America Inc. (Series MTN)	5.65		04/15/09	125,499
295	USB Capital IX	6.189	††	‡	298,641
895	Wachovia Capital Trust III	5.80	††	‡	898,299
					1,519,428
	Major Telecommunications (0.3%)
210	France Telecom SA (France)	8.50		03/01/31	274,810
125	SBC Communications, Inc.	6.15		09/15/34	121,410
60	Sprint Capital Corp.	8.75		03/15/32	73,379
110	Telecom Italia Capital SA (Luxembourg)	4.00		11/15/08	106,757
165	Telecom Italia Capital SA (Luxembourg)	4.00		01/15/10	156,457
200	Telefonica Europe BV (Netherlands)	8.25		09/15/30	238,853
					971,666
	Managed Health Care (0.0%)
40	WellPoint Inc.	3.75		12/14/07	39,236

	Media Conglomerates (0.1%)
190	Viacom, Inc. - 144A**	6.875		04/30/36	188,420

	Motor Vehicles (0.0%)
100	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	119,177

	Multi-Line Insurance (0.4%)
490	AIG SunAmerica Global Financing VI - 144A**	6.30		05/10/11	511,818
250	American General Finance Corp. (Series MTNH)	4.625		09/01/10	244,192
325	AXA Financial, Inc.	6.50		04/01/08	330,459
45	International Lease Finance Corp. (c)	3.75		08/01/07	44,383
225	Two-Rock Pass Through - 144A** (Bermuda)	6.344	††	‡‡	221,650
					1,352,502
	Oil & Gas Pipelines (0.1%)
70	Kinder Morgan Energy Partners, L.P.	5.125		11/15/14	66,645
195	Plains All American Pipeline L.P/PAA Finance Corp. - 144A**	6.70		05/15/36	204,176
					270,821
	Other Metals/Minerals (0.1%)
185	Brascan Corp. (Canada)	7.125		06/15/12	198,411

	Property - Casualty Insurers (0.3%)
300	Mantis Reef Ltd. - 144A** (Australia)	4.692		11/14/08	294,782
85	Platinum Underwriters Finance Inc. (Series B)	7.50		06/01/17	88,240
150	Platinum Underwriters Holdings, Ltd. (Series B) (Bermuda)	6.371		11/16/07	149,124
210	St. Paul Travelers Companies, Inc. (The)	5.01		08/16/07	208,766
260	Xlliac Global Funding - 144A**	4.80		08/10/10	255,079
					995,991

	Pulp & Paper (0.0%)
80	Sappi Papier Holding AG - 144A** (Austria)	6.75		06/15/12	76,862

	Railroads (0.1%)
105	Burlington North Santa Fe Railway Co.	6.125		03/15/09	107,153
120	Norfolk Southern Corp.	7.35		05/15/07	121,333
45	Union Pacific Corp.	6.625		02/01/08	45,753
60	Union Pacific Corp. (Series MTNE)	6.79		11/09/07	60,764
					335,003
	Real Estate Development (0.1%)
456	World Financial Properties - 144A** (Series 1996WFP-B)	6.91		09/01/13	479,412

	Real Estate Investment Trusts (0.1%)
260	EOP Operating LP	6.763		06/15/07	262,232

	Regional Banks (0.1%)
300	Marshall & Ilsley Bank (Series BKNT)	3.80		02/08/08	294,294

	Restaurants (0.0%)
105	Tricon Global Restaurants, Inc.	8.875		04/15/11	118,836

	Savings Banks (0.2%)
170	Household Finance Corp.	4.125		12/15/08	166,389
95	Household Finance Corp. (c)	5.875		02/01/09	96,622
75	Household Finance Corp.	6.375		10/15/11	78,476
75	Household Finance Corp.	6.40		06/17/08	76,449
100	Sovereign Bank (Series CD)	4.00		02/01/08	98,321
165	Washington Mutual Bank	5.50		01/15/13	165,124
120	Washington Mutual Inc.	8.25		04/01/10	130,374
					811,755
	Trucks/Construction/Farm Machinery (0.1%)
55	Caterpillar Financial Services Corp. (Series MTNF)	3.625		11/15/07	53,997
220	Caterpillar Financial Services Corp. (Series MTNF)	5.463	††	08/20/07	220,282
					274,279
	Wireless Telecommunications (0.1%)
195	Vodafone Group PLC (United Kingdom)	5.457	††	12/28/07	195,108

	Total Corporate Bonds (Cost $17,994,589)				17,907,698

	U.S. Government Agency-Mortgage-Backed Securities (4.1%)
	Federal Home Loan Mortgage Corp.
76,389		7.50		01/01/30 - 04/01/31	79,127
	Federal Home Loan Mortgage Corp. PC Gold
4,295		6.50		05/01/29 - 12/01/31	4,399
197		8.00		01/01/30 - 12/01/30	207,174
	Federal National Mortgage Assoc.
3,172		6.50		11/01/29	3,252
2,192		7.00		10/01/27 - 04/01/36	2,255,143
300		7.00		#	308,062
1,092		7.50		08/01/29 -09/01/35	1,131,130
799		8.00		11/01/29 -05/01/31	842,879
	Federal National Mortgage Assoc. ARM
451		6.924		07/01/36	463,250
723		6.731		07/01/36	743,594
235		5.834		07/01/33	238,380
1,404		6.417		01/01/36	1,452,229
2,176		6.42		01/01/36-03/01/36	2,250,710

748		6.905		05/01/36	774,517
753		6.917		05/01/36	779,200
849		6.939		04/01/36	878,775
815		6.479		03/01/36	843,559
1,434		6.921		04/01/36	1,493,808

	Total U.S. Government Agency-Mortgage-Backed Securities (Cost $14,775,068)				14,749,188

	Asset Backed Securities (3.9%)
	Finance/Rental/Leasing
500	American Express Credit Account Master Trust 2002-3 A	5.44	††	12/15/09	500,687
850	American Express Credit Account Master Trust 2003-3 A	5.44	††	11/15/10	851,870
500	Banc of America Securities Auto Trust 2005-WF1 A3	3.99		08/18/09	494,706
425	Capital Auto Receivables Asset Trust 2006-SN1A A3	5.31		10/20/09	426,145
153	Capital Auto Receivables Asset Trust 2003-3 A3B	5.41	††	01/15/08	153,139
500	Capital Auto Receivables Asset Trust 2005-1 A4	4.05		07/15/09	495,631
425	Caterpillar Financial Asset Trust 2005-A A3	3.90		02/25/09	421,415
475	Caterpillar Financial Asset Trust 2006-A A3	5.57		05/25/10	479,206
103	CIT Equipment Collateral 2004-EF1 A3	3.50		09/20/08	101,840
325	CNH Equipment Trust 2005-A A3	4.02		04/15/09	322,317
375	DaimlerChrysler Auto Trust 2005-B A3 (a)	4.04		09/08/09	372,069
301	Ford Credit Auto Owner Trust 2005-B A3	4.17		01/15/09	298,990
300	Ford Credit Auto Owner Trust 2006-A A3	5.05		03/15/10	299,612
400	GE Capital Credit Card Master Note Trust 2004-2 A	5.37		09/15/10	400,425
475	GS Auto Loan Trust 2006-1 A3	5.37		12/15/10	477,413
200	Harley-Davidson Motorcycle Trust 2005-3 A2	4.41		06/15/12	197,987
600	Harley-Davidson Motorcycle Trust 2005-1 A2	3.76		12/17/12	587,661
350	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07		02/15/12	343,920
300	Hertz Vehicle Financing LLC 2005-2A A2	4.93		02/25/10	298,629
250	Honda Auto Receivables Owner Trust 2005-2 A3	3.93		01/15/09	248,114
425	Honda Auto Receivables Owner Trust 2005-3 A3	3.87		04/20/09	420,410
400	Honda Auto Receivables Owner Trust 2005-6 A3	4.85		10/19/09	398,761
300	Hyundai Auto Receivables Trust 2005-A A3	3.98		11/16/09	296,223
575	MBNA Credit Card Master Note Trust 2003-A3 A3	5.45	††	08/16/10	576,347
525	Merrill Auto Trust Securitization 2005-1 A3	4.10		08/25/09	519,998
375	National City Auto Receivables Trust 2004-A A4	2.88		05/15/11	366,466
550	Nissan Auto Receivables Owner Trust 2005-B A3	3.99		07/15/09	545,021
125	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81		11/17/14	123,056
650	USAA Auto Owner Trust 2004-2 A-4	3.58		02/15/11	640,463
351	USAA Auto Owner Trust 2004-3 A3	3.16		02/17/09	348,039
319	USAA Auto Owner Trust 2005-1 A3	3.90		07/15/09	316,401
319	Volkswagen Auto Lease Trust 2005-A A3	3.82		05/20/08	317,870
350	Volkswagen Auto Loan Enhanced Trust 2005-1 A3	4.80		07/20/09	348,717
108	Wachovia Auto Owner Trust 2004-B A3	2.91		04/20/09	106,601
250	Wachovia Auto Owner Trust 2005-A A3	4.06		09/21/09	247,857

400	Wachovia Auto Owner Trust 2005-B A3	4.79		04/20/10	398,409
98	World Omni Auto Receivables Trust 2004-A A3	3.29		11/12/08	97,530

	Total Asset-Backed Securities (Cost $13,918,369)				13,839,945

	U.S. Government Obligations (a) (5.9%)
	U.S.Treasury Bonds
4,150		6.125		08/15/29	4,893,435
200		6.375		08/15/27	240,156
2,875		8.125		08/15/19	3,792,306
3,250		8.125		08/15/21	4,379,885
	U.S. Treasury Notes
1,400		3.125		05/15/07	1,384,470
500		4.00		11/15/12	484,454
2,080	†	4.25		08/15/13	2,038,244
3,900		4.25		11/15/13	3,816,060

	Total U.S. Government Obligations (Cost $20,851,725)				21,029,010

	Collateralized Mortgage Obligations (0.5%)
714	Federal National Mortgage Assoc. 2006 - 28 1A1	5.44	††	03/25/36	713,832
8,319	Federal National Mortgage Assoc. 2006 - 28 1P (IO)	1.201	††	03/25/36	214,494
1,004	Federal National Mortgage Assoc. 2005 - 68 XI (IO)	6.00		08/25/35	331,969
445	Freddie Mac Whole Loan 2005-5001 2A2	5.48	††	09/25/45	446,712

	Total Collateralized Mortgage Obligations (Cost $1,553,481)				1,707,007

NUMBER OF
CONTRACTS
	Put Option Purchased (0.0%)
470	90 day Euro $
	June/2007 @ $94.25 (Cost $59,897)				15,510

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (29.8%)
	U.S. Government Obligation (a) (0.0%)
$100	U.S. Treasury Bills ***(Cost $98,544)	5.09		01/11/06	98,572

	Repurchase Agreement (17.5%)
62,886	Joint repurchase agreement account (dated 09/29/06; proceeds $62,913,906) (b) (Cost $62,886,000)	5.25		10/02/06	62,886,000

	Security Purchased From Securities Lending Collateral (c) (12.3%)
44,186	The Bank of New York Institutional Cash Reserve Fund (Cost $44,186,068)				44,186,068

	Total Short-Term Investments (Cost $107,170,612)				107,170,640

Total Investments (Cost $343,817,759) (d) (e)	113.5%	406,895,232

Liabilities in Excess of Other Assets	(13.5)	(48,450,245)

Net Assets	100.0%	$358,444,987

ADR	American Depositary Receipt.
ARM	Adjustable Rate Mortgage.
IO	Interest Only Security.
PC	Participation Certificate.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
***	A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $33,590.
‡

Securities represent beneficial interest in the Trusts. The corresponding assets of Trust are Junior Subordinated notes due 2042 and a stock purchased contract to purchase preferred stock on March 15, 2011 for Wachovia Capital Trust III and on April 15, 2011 for UBS Captal IX. Security issued have a perpetual maturity and the trust will redeem them only to the extent the preferred stock ir redeemed.

‡ ‡	Foreign issued with perpetual maturity.
†	Security was purchased on a forward commitment basis.
††	Variable rate security; rate shown is the rate in effect at September 30, 2006.
#

Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)

As of September 30, 2006 all or a portion of this security with a total value of $43,060,566 was on loan and secured by collateral of $44,186,068 which was received as cash and subsequently invested in the Bank of New York Institutional Cash Reserve Fund as reported in the portfolio of investments.

(d)	Securities have been designated as collateral in a amount equal to $16,237,867 in connection with securities purchased on a forward commitment basis and open futures contracts.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is $69,392,916 and the aggregate gross unrealized depreciation is
$6,315,443, resulting in net unrealized appreciation of $63,077,473.

Futures Contracts Open at September 30, 2006:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

41	Long	U.S. Treasury Notes	4,430,563	$54,635
		10 Year, December 2006
41	Long	U.S. Treasury Notes	4,326,141	28,879
		5 Year, December 2006
15	Long	U.S. Treasury Bond	1,686,094	28,183
		20 Year, December 2006
17	Short	U.S. Treasury Notes	(3,476,500)	(8,797)
		2 Year, December 2006

		Net Unrealized Appreciation		$102,900

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 21, 2006